UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Consumer Discretionary
Central Fund

June 30, 2013

1.851896.106

CDCIP-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
AUTO COMPONENTS - 2.4%
Auto Parts & Equipment - 2.4%
Delphi Automotive PLC	413,217	$ 20,945,970
Tenneco, Inc. (a)	172,908	7,829,274
		28,775,244
DISTRIBUTORS - 1.8%
Distributors - 1.8%
LKQ Corp. (a)	825,918	21,267,389
HOTELS, RESTAURANTS & LEISURE - 12.1%
Casinos & Gaming - 1.2%
Wynn Resorts Ltd.	110,362	14,126,336
Hotels, Resorts & Cruise Lines - 2.0%
Marriott International, Inc. Class A	181,625	7,332,201
Wyndham Worldwide Corp.	303,265	17,355,856
		24,688,057
Restaurants - 8.9%
Bloomin' Brands, Inc.	600,353	14,936,783
Buffalo Wild Wings, Inc. (a)	101,680	9,980,909
Panera Bread Co. Class A (a)	46,900	8,720,586
Starbucks Corp.	403,516	26,426,263
Texas Roadhouse, Inc. Class A	289,925	7,253,924
Yum! Brands, Inc.	572,805	39,718,299
		107,036,764
TOTAL HOTELS, RESTAURANTS & LEISURE		145,851,157
HOUSEHOLD DURABLES - 1.9%
Homebuilding - 0.8%
NVR, Inc. (a)	10,202	9,406,244
Housewares & Specialties - 1.1%
Jarden Corp. (a)	296,273	12,961,944
TOTAL HOUSEHOLD DURABLES		22,368,188
INTERNET & CATALOG RETAIL - 4.5%
Internet Retail - 4.5%
Liberty Media Corp. Interactive Series A (a)	1,145,904	26,367,251
priceline.com, Inc. (a)	33,011	27,304,388
		53,671,639
Common Stocks - continued
	Shares	Value
LEISURE EQUIPMENT & PRODUCTS - 2.1%
Leisure Products - 2.1%
Brunswick Corp.	552,400	$ 17,649,180
Mattel, Inc.	168,825	7,649,461
		25,298,641
MEDIA - 25.7%
Broadcasting - 3.4%
Discovery Communications, Inc. (a)	234,000	18,067,140
Liberty Media Corp. Class A (a)	178,228	22,592,181
		40,659,321
Cable & Satellite - 8.6%
Comcast Corp. Class A	1,899,273	79,541,552
DIRECTV (a)	380,772	23,463,171
		103,004,723
Movies & Entertainment - 13.7%
News Corp. Class A	1,836,189	59,859,761
The Walt Disney Co.	971,163	61,328,943
Time Warner, Inc.	764,116	44,181,187
		165,369,891
TOTAL MEDIA		309,033,935
MULTILINE RETAIL - 5.1%
General Merchandise Stores - 5.1%
Dollar General Corp. (a)	644,325	32,493,310
Dollar Tree, Inc. (a)	558,163	28,377,007
		60,870,317
PROFESSIONAL SERVICES - 0.6%
Research & Consulting Services - 0.6%
Nielsen Holdings B.V.	234,980	7,892,978
SPECIALTY RETAIL - 34.4%
Apparel Retail - 10.6%
Abercrombie & Fitch Co. Class A	272,330	12,322,933
American Eagle Outfitters, Inc.	1,104,786	20,173,392
DSW, Inc. Class A	160,700	11,806,629
Foot Locker, Inc.	277,691	9,755,285
L Brands, Inc.	465,601	22,930,849
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Apparel Retail - continued
Ross Stores, Inc.	277,904	$ 18,010,958
TJX Companies, Inc.	647,794	32,428,568
		127,428,614
Automotive Retail - 4.3%
AutoZone, Inc. (a)	34,100	14,447,829
CarMax, Inc. (a)	162,121	7,483,505
O'Reilly Automotive, Inc. (a)	270,304	30,441,636
		52,372,970
Home Improvement Retail - 5.1%
Home Depot, Inc.	215,764	16,715,237
Lowe's Companies, Inc.	1,092,955	44,701,860
		61,417,097
Homefurnishing Retail - 3.5%
Bed Bath & Beyond, Inc. (a)	244,962	17,367,806
Williams-Sonoma, Inc.	433,344	24,219,596
		41,587,402
Specialty Stores - 10.9%
Cabela's, Inc. Class A (a)	312,051	20,208,423
Dick's Sporting Goods, Inc.	491,528	24,605,892
PetSmart, Inc.	346,561	23,216,121
Sally Beauty Holdings, Inc. (a)	567,900	17,661,690
Staples, Inc.	807,813	12,811,914
Tractor Supply Co.	165,137	19,421,763
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	135,471	13,568,775
		131,494,578
TOTAL SPECIALTY RETAIL		414,300,661
TEXTILES, APPAREL & LUXURY GOODS - 9.2%
Apparel, Accessories & Luxury Goods - 4.9%
Coach, Inc.	270,278	15,430,171
Hanesbrands, Inc.	101,387	5,213,320
PVH Corp.	123,600	15,456,180
Vera Bradley, Inc. (a)	13,800	298,908
VF Corp.	115,544	22,306,925
		58,705,504
Footwear - 4.3%
NIKE, Inc. Class B	526,674	33,538,600
Common Stocks - continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - CONTINUED
Footwear - continued
Steven Madden Ltd. (a)	137,956	$ 6,674,311
Wolverine World Wide, Inc.	223,500	12,205,335
		52,418,246
TOTAL TEXTILES, APPAREL & LUXURY GOODS		111,123,750
TOTAL COMMON STOCKS (Cost $963,526,958)		1,200,453,899
Money Market Funds - 0.5%

Fidelity Cash Central Fund, 0.13% (b) (Cost $6,203,872)	6,203,872	6,203,872
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $969,730,830)		1,206,657,771
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(3,355,590)
NET ASSETS - 100%		$ 1,203,302,181
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,892
Fidelity Securities Lending Cash Central Fund	17,168
Total	$ 29,060
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $974,689,896. Net unrealized appreciation aggregated $231,967,875, of which $239,602,621 related to appreciated investment securities and $7,634,746 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Consumer Staples
Central Fund

June 30, 2013

1.851897.106

CSCIP-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
BEVERAGES - 26.0%
Brewers - 3.9%
Anheuser-Busch InBev SA NV	199,453	$ 17,957,395
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	133,715	4,994,255
SABMiller PLC	322,800	15,477,598
		38,429,248
Distillers & Vintners - 6.4%
Diageo PLC sponsored ADR	213,945	24,592,978
Pernod Ricard SA (d)	187,336	20,773,232
Remy Cointreau SA	154,961	16,442,990
		61,809,200
Soft Drinks - 15.7%
Coca-Cola Bottling Co. CONSOLIDATED	40,839	2,497,305
Coca-Cola FEMSA S.A.B. de CV sponsored ADR (d)	15,080	2,115,573
Coca-Cola Icecek A/S	156,435	4,501,552
Embotelladora Andina SA:
ADR	37,787	1,031,585
sponsored ADR	106,758	3,670,340
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	41,513	4,283,726
PepsiCo, Inc.	208,056	17,016,900
The Coca-Cola Co.	2,927,999	117,442,040
		152,559,021
TOTAL BEVERAGES		252,797,469
FOOD & STAPLES RETAILING - 18.9%
Drug Retail - 10.1%
CVS Caremark Corp.	1,437,919	82,220,208
Drogasil SA	250,700	2,426,836
Walgreen Co.	298,495	13,193,479
		97,840,523
Food Distributors - 0.2%
Chefs' Warehouse Holdings (a)	121,292	2,086,222
Food Retail - 5.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	44,400	2,634,363
Fresh Market, Inc. (a)	60,119	2,989,117
Kroger Co.	1,211,122	41,832,154
The Pantry, Inc. (a)	110,374	1,344,355
		48,799,989
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - CONTINUED
Hypermarkets & Super Centers - 3.6%
Costco Wholesale Corp.	23,700	$ 2,620,509
Wal-Mart Stores, Inc.	425,448	31,691,622
		34,312,131
TOTAL FOOD & STAPLES RETAILING		183,038,865
FOOD PRODUCTS - 11.3%
Agricultural Products - 3.5%
Archer Daniels Midland Co.	288,583	9,785,850
Bunge Ltd.	306,290	21,676,143
First Resources Ltd.	612,000	857,041
SLC Agricola SA	159,700	1,376,311
		33,695,345
Packaged Foods & Meats - 7.8%
Amira Nature Foods Ltd.	108,630	912,492
Annie's, Inc. (a)	60,890	2,602,439
Green Mountain Coffee Roasters, Inc. (a)	116,199	8,721,897
Hain Celestial Group, Inc. (a)	67,221	4,367,348
Lindt & Spruengli AG	66	2,876,036
Marfrig Frigor E Com de Alabama SA (a)	599,800	1,983,787
Mead Johnson Nutrition Co. Class A	214,884	17,025,259
Nestle SA	170,626	11,196,546
Orion Corp.	1,005	838,380
TreeHouse Foods, Inc. (a)	46,250	3,031,225
Ulker Biskuvi Sanayi A/S	341,475	2,478,690
Unilever NV (NY Reg.)	468,878	18,431,594
Want Want China Holdings Ltd.	606,000	853,207
WhiteWave Foods Co. Class A	37,571	610,529
		75,929,429
TOTAL FOOD PRODUCTS		109,624,774
HOUSEHOLD DURABLES - 0.3%
Housewares & Specialties - 0.3%
Tupperware Brands Corp.	32,700	2,540,463
HOUSEHOLD PRODUCTS - 14.0%
Household Products - 14.0%
Colgate-Palmolive Co.	316,109	18,109,885
Common Stocks - continued
	Shares	Value
HOUSEHOLD PRODUCTS - CONTINUED
Household Products - continued
Procter & Gamble Co.	1,507,955	$ 116,097,455
Svenska Cellulosa AB (SCA) (B Shares)	82,400	2,067,956
		136,275,296
PERSONAL PRODUCTS - 2.3%
Personal Products - 2.3%
Hengan International Group Co. Ltd.	245,500	2,674,654
Herbalife Ltd.	50,776	2,292,029
L'Oreal SA	64,100	10,533,765
Nu Skin Enterprises, Inc. Class A (d)	114,099	6,973,731
		22,474,179
PHARMACEUTICALS - 1.8%
Pharmaceuticals - 1.8%
Johnson & Johnson	177,716	15,258,696
Perrigo Co.	20,266	2,452,186
		17,710,882
TOBACCO - 24.9%
Tobacco - 24.9%
Altria Group, Inc.	1,414,890	49,507,001
British American Tobacco PLC sponsored ADR (d)	1,391,626	143,253,983
Imperial Tobacco Group PLC	77,749	2,696,153
ITC Ltd.	590,940	3,219,582
Japan Tobacco, Inc.	71,900	2,537,894
Lorillard, Inc.	151,064	6,598,476
Philip Morris International, Inc.	349,017	30,231,853
Souza Cruz SA	331,300	4,093,460
		242,138,402
TOTAL COMMON STOCKS (Cost $685,855,843)		966,600,330
Money Market Funds - 3.1%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c) (Cost $30,575,850)	30,575,850	$ 30,575,850
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $716,431,693)		997,176,180
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(25,433,917)
NET ASSETS - 100%		$ 971,742,263
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 39,796
Fidelity Securities Lending Cash Central Fund	117,591
Total	$ 157,387
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 966,600,330	$ 934,908,495	$ 31,691,835	$ -
Money Market Funds	30,575,850	30,575,850	-	-
Total Investments in Securities:	$ 997,176,180	$ 965,484,345	$ 31,691,835	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 12,970,900
Level 2 to Level 1	$ 0
Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $717,449,183. Net unrealized appreciation aggregated $279,726,997, of which $283,548,804 related to appreciated investment securities and $3,821,807 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Equity
Central Fund

June 30, 2013

1.876939.104

EMQ-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 0.2%
Paladin Energy Ltd. (Australia) (a)(d)	470,114	$ 376,200
Austria - 0.3%
Erste Group Bank AG	22,100	589,856
Bailiwick of Jersey - 0.3%
Atrium European Real Estate Ltd.	122,960	640,204
Black Earth Farming Ltd. unit (a)	17,864	18,647
TOTAL BAILIWICK OF JERSEY		658,851
Bermuda - 3.4%
Aquarius Platinum Ltd. (Australia) (a)	388,626	231,022
BW Offshore Ltd.	1,750,820	2,101,209
Cosan Ltd. Class A	52,233	844,085
GP Investments Ltd. Class A (depositary receipt) (a)	287,907	532,886
Kunlun Energy Co. Ltd.	636,000	1,128,327
Seadrill Ltd.	13,706	553,263
Shangri-La Asia Ltd.	216,000	373,180
Stolt-Nielsen SA	23,782	520,715
Vostok Nafta Investment Ltd. SDR	29,800	143,976
TOTAL BERMUDA		6,428,663
Brazil - 9.7%
Anhanguera Educacional Participacoes SA	140,028	819,578
Arezzo Industria e Comercio SA	22,400	342,623
BHG SA (Brazil Hospitality Group) (a)	49,600	349,435
BM&F Bovespa SA	200,100	1,102,126
BR Properties SA	131,100	1,115,732
Brasil Brokers Participacoes SA	86,200	254,194
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	18,100	676,035
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	26,900	280,029
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR (d)	53,750	667,575
Estacio Participacoes SA	74,500	538,880
Fibria Celulose SA (a)	32,500	361,362
Gerdau SA sponsored ADR (d)	122,300	698,333
Itau Unibanco Holding SA sponsored ADR	228,946	2,957,982
Mills Estruturas e Servicos de Engenharia SA	37,200	504,147
Multiplus SA	25,500	376,555
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	38,700	567,342
sponsored ADR	15,192	203,877
Common Stocks - continued
	Shares	Value
Brazil - continued
Smiles SA	35,100	$ 383,192
Tecnisa SA	102,200	388,400
Telefonica Brasil SA sponsored ADR	49,300	1,125,026
TIM Participacoes SA sponsored ADR	26,800	498,480
Ultrapar Participacoes SA	80,800	1,935,130
Vale SA (PN-A) sponsored ADR	202,100	2,457,536
TOTAL BRAZIL		18,603,569
British Virgin Islands - 0.0%
Luxoft Holding, Inc.	2,600	51,714
Canada - 1.3%
First Quantum Minerals Ltd.	29,300	434,611
Goldcorp, Inc.	24,800	615,932
Guyana Goldfields, Inc. (a)	8,100	10,397
Guyana Goldfields, Inc. (a)(e)	64,900	83,308
Pan American Silver Corp.	23,200	270,048
Petrominerales Ltd.	82,500	470,667
Torex Gold Resources, Inc. (a)	204,300	258,362
Yamana Gold, Inc.	43,300	412,950
TOTAL CANADA		2,556,275
Cayman Islands - 8.2%
21Vianet Group, Inc. ADR (a)	36,500	413,545
Anta Sports Products Ltd.	603,000	528,671
Anton Oilfield Services Group	572,000	412,994
China Liansu Group Holdings Ltd.	690,000	352,293
Cimc Enric Holdings Ltd.	392,000	609,527
Ctrip.com International Ltd. sponsored ADR (a)(d)	19,900	649,337
Eurasia Drilling Co. Ltd. GDR (Reg. S)	65,466	2,443,846
Greatview Aseptic Pack Co. Ltd.	3,406,000	2,107,877
Haitian International Holdings Ltd.	353,000	516,116
Hengan International Group Co. Ltd.	138,000	1,503,471
Hilong Holding Ltd.	383,000	225,176
Springland International Holdings Ltd.	781,000	386,671
SPT Energy Group, Inc.	374,000	227,600
Tencent Holdings Ltd.	81,400	3,192,589
Uni-President China Holdings Ltd.	714,000	725,410
Veripos	172,854	523,597
Xueda Education Group sponsored ADR	78,300	254,475
Yingde Gases Group Co. Ltd.	569,500	525,734
TOTAL CAYMAN ISLANDS		15,598,929
Common Stocks - continued
	Shares	Value
Chile - 0.8%
Aguas Andinas SA	317,026	$ 225,828
Banco Santander Chile	10,745,271	660,938
Inversiones La Construccion SA	40,241	616,229
TOTAL CHILE		1,502,995
China - 6.9%
BBMG Corp. (H Shares)	1,021,500	628,226
China Communications Construction Co. Ltd. (H Shares)	672,000	525,917
China Construction Bank Corp. (H Shares)	3,101,000	2,194,995
China Pacific Insurance Group Co. Ltd. (H Shares)	697,900	2,227,039
China Suntien Green Energy Corp. Ltd. (H Shares)	1,791,600	656,023
China Telecom Corp. Ltd. (H Shares)	2,482,000	1,183,743
Dongfeng Motor Group Co. Ltd. (H Shares)	664,000	886,926
Industrial & Commercial Bank of China Ltd. (H Shares)	5,264,000	3,318,823
Maanshan Iron & Steel Ltd. (H Shares) (a)	1,304,000	292,541
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	696,000	760,965
Weichai Power Co. Ltd. (H Shares)	177,600	524,370
TOTAL CHINA		13,199,568
Colombia - 0.3%
Ecopetrol SA ADR (d)	14,400	605,664
Cyprus - 0.4%
Globaltrans Investment PLC GDR (Reg. S)	49,800	684,252
Egypt - 0.2%
Orascom Telecom Holding SAE GDR (Reg. S) (a)	115,400	324,274
Hong Kong - 1.8%
AIA Group Ltd.	101,000	427,776
China Resources Power Holdings Co. Ltd.	238,000	567,072
Far East Horizon Ltd.	1,040,100	657,099
Lenovo Group Ltd.	1,468,000	1,330,579
Sinotruk Hong Kong Ltd.	994,000	487,000
TOTAL HONG KONG		3,469,526
India - 6.7%
Apollo Hospitals Enterprise Ltd.	33,971	601,125
Axis Bank Ltd.	46,752	1,040,696
Bharti Airtel Ltd. (a)	52,936	259,420
Bharti Infratel Ltd.	177,118	454,896
Eicher Motors Ltd.	9,042	497,703
Grasim Industries Ltd. (a)	15,484	732,577
Indiabulls Real Estate Ltd.	840,593	890,958
ITC Ltd.	290,448	1,582,430
Common Stocks - continued
	Shares	Value
India - continued
JK Cement Ltd. (a)	95,166	$ 365,107
Larsen & Toubro Ltd.	27,776	656,877
Lupin Ltd.	44,242	580,735
Maruti Suzuki India Ltd.	26,807	692,984
Mundra Port and SEZ Ltd. (a)	248,593	627,610
Muthoot Finance Ltd. (a)	67,786	117,279
NHPC Ltd.	1,066,556	330,539
NTPC Ltd.	259,912	627,591
Phoenix Mills Ltd. (a)	58,927	255,077
SREI Infrastructure Finance Ltd.	2,979,036	1,110,890
State Bank of India	27,989	918,565
Ultratech Cemco Ltd.	14,375	453,226
TOTAL INDIA		12,796,285
Indonesia - 2.5%
PT Bakrieland Development Tbk (a)	160,582,500	808,983
PT Bank Rakyat Indonesia Tbk	1,431,500	1,117,800
PT Bank Tabungan Negara Tbk	4,821,600	558,676
PT Indo Tambangraya Megah Tbk	76,000	215,557
PT Kalbe Farma Tbk	5,070,500	735,672
PT Telkomunikasi Indonesia Tbk sponsored ADR	31,260	1,336,052
TOTAL INDONESIA		4,772,740
Ireland - 0.1%
Accenture PLC Class A	3,800	273,448
Isle of Man - 0.0%
IBS Group Holding Ltd. GDR (Reg. S)	2,600	65,148
Israel - 0.5%
Bezeq Israeli Telecommunication Corp. Ltd.	289,700	387,058
NICE Systems Ltd. sponsored ADR	15,000	553,350
TOTAL ISRAEL		940,408
Italy - 0.2%
Saipem SpA	20,032	325,672
Kenya - 1.3%
Equity Bank Ltd.	5,167,200	1,881,993
Safaricom Ltd.	7,189,109	548,819
TOTAL KENYA		2,430,812
Korea (South) - 14.9%
AMOREPACIFIC Group, Inc.	1,879	572,384
Daewoo International Corp.	58,190	1,800,609
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Daou Technology, Inc.	26,590	$ 382,883
E-Mart Co. Ltd.	7,708	1,356,187
Hana Financial Group, Inc.	54,150	1,576,057
Hankook Shell Oil Co. Ltd.	699	228,839
Hyundai Heavy Industries Co. Ltd.	4,113	660,658
Hyundai Industrial Development & Construction Co.	20,300	444,240
Hyundai Mobis	3,029	723,842
KB Financial Group, Inc.	64,032	1,898,457
Korea Electric Power Corp. (a)	37,140	853,996
Korean Reinsurance Co.	74,760	687,132
KT&G Corp.	11,897	772,722
LG Chemical Ltd.	5,017	1,111,083
LG Corp.	12,162	676,021
Lotte Chemical Corp.	2,174	272,131
LS Industrial Systems Ltd.	12,304	617,139
NHN Corp.	4,096	1,041,568
Orion Corp.	1,003	836,711
POSCO sponsored ADR (d)	18,900	1,230,012
Samsung Electronics Co. Ltd.	7,730	9,080,579
SK Hynix, Inc. (a)	37,420	1,021,975
SK Telecom Co. Ltd.	3,310	608,541
TOTAL KOREA (SOUTH)		28,453,766
Luxembourg - 0.6%
Subsea 7 SA	64,063	1,123,200
Malaysia - 1.0%
AMMB Holdings Bhd	273,800	636,079
Axiata Group Bhd	134,600	282,449
Petronas Dagangan Bhd	54,500	436,414
SapuraKencana Petroleum Bhd (a)	419,900	543,564
TOTAL MALAYSIA		1,898,506
Mexico - 5.5%
America Movil S.A.B. de CV Series L sponsored ADR	128,630	2,797,703
CEMEX SA de CV sponsored ADR (d)	123,348	1,305,022
El Puerto de Liverpool SA Class C	56,500	664,791
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	17,500	1,805,825
Gruma S.A.B. de CV Series B (a)	160,500	728,585
Grupo Comercial Chedraui de CV	199,100	735,862
Grupo Financiero Banorte S.A.B. de CV Series O	89,000	526,962
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Televisa SA de CV (CPO) sponsored ADR	68,600	$ 1,704,024
Infraestructura Energetica Nova S.A.B. de CV	56,800	204,582
TOTAL MEXICO		10,473,356
Netherlands - 0.5%
ASML Holding NV (Netherlands)	5,300	418,386
Fugro NV (Certificaten Van Aandelen) (d)	10,326	559,811
TOTAL NETHERLANDS		978,197
Nigeria - 2.6%
Guaranty Trust Bank PLC GDR (Reg. S)	447,429	3,002,249
Zenith Bank PLC	16,710,770	2,035,767
TOTAL NIGERIA		5,038,016
Norway - 0.9%
ElectroMagnetic GeoServices ASA (a)	450,243	759,751
Spectrum ASA	45,900	365,728
TGS Nopec Geophysical Co. ASA	22,317	648,456
TOTAL NORWAY		1,773,935
Panama - 0.4%
Copa Holdings SA Class A	5,300	694,936
Philippines - 1.5%
Alliance Global Group, Inc.	646,000	350,729
Metro Pacific Investments Corp.	2,430,200	297,714
Metropolitan Bank & Trust Co.	346,137	891,443
Robinsons Land Corp.	2,728,050	1,284,905
TOTAL PHILIPPINES		2,824,791
Poland - 0.5%
Eurocash SA	33,800	597,123
Polski Koncern Naftowy Orlen SA	27,800	389,888
TOTAL POLAND		987,011
Russia - 6.7%
Bank St. Petersburg OJSC rights (a)	112,486	1
DIXY Group OJSC (a)	43,600	610,921
E.ON Russia JSC	16,577,500	1,187,450
Gazprom OAO sponsored ADR	59,501	390,922
LSR Group OJSC GDR (Reg. S)	74,600	311,828
LUKOIL Oil Co. (a)	4,700	270,002
Magnit OJSC	5,788	1,324,028
Magnitogorsk Iron & Steel Works OJSC unit	89,600	266,470
Common Stocks - continued
	Shares	Value
Russia - continued
Mobile TeleSystems OJSC (a)	411,700	$ 3,246,110
Raspadskaya OAO (a)	143,593	133,558
RusHydro JSC sponsored ADR	102,900	150,543
Sberbank (Savings Bank of the Russian Federation) (a)	1,105,194	3,145,083
Sistema JSFC (a)	883,600	757,950
VTB Bank JSC sponsored GDR (Reg. S)	334,700	950,548
TOTAL RUSSIA		12,745,414
Singapore - 1.2%
Ezion Holdings Ltd.	556,000	929,957
First Resources Ltd.	396,000	554,556
Super Group Ltd. Singapore	249,000	874,201
TOTAL SINGAPORE		2,358,714
South Africa - 3.5%
Absa Group Ltd.	66,357	996,860
Aspen Pharmacare Holdings Ltd.	44,000	1,010,726
Impala Platinum Holdings Ltd.	58,900	554,140
JSE Ltd.	55,100	395,759
Life Healthcare Group Holdings Ltd.	201,700	765,171
Naspers Ltd. Class N	29,700	2,193,312
Reunert Ltd.	59,500	415,324
Wilson Bayly Holmes-Ovcon Ltd.	22,800	355,180
TOTAL SOUTH AFRICA		6,686,472
Sweden - 0.0%
RusForest AB (a)	3,418	1,045
Taiwan - 7.5%
Advantech Co. Ltd.	87,000	415,115
Chipbond Technology Corp.	232,000	568,969
Chroma ATE, Inc.	169,533	288,495
Cleanaway Co. Ltd. (a)	57,000	435,536
E.SUN Financial Holdings Co. Ltd.	1,232,000	752,272
ECLAT Textile Co. Ltd.	101,000	746,463
Hon Hai Precision Industry Co. Ltd. (Foxconn)	190,700	470,864
MediaTek, Inc.	117,000	1,360,510
Taiwan Fertilizer Co. Ltd.	492,000	1,188,549
Taiwan Semiconductor Manufacturing Co. Ltd.	1,210,469	4,382,160
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	121,801	2,231,394
Tong Hsing Electronics Industries Ltd.	74,000	355,556
Common Stocks - continued
	Shares	Value
Taiwan - continued
Unified-President Enterprises Corp.	414,510	$ 807,721
Yuanta Financial Holding Co. Ltd.	802,000	417,457
TOTAL TAIWAN		14,421,061
Thailand - 1.2%
Bangkok Bank PCL (For. Reg.)	263,700	1,769,057
PTT Global Chemical PCL (For. Reg.)	213,737	475,660
TOTAL THAILAND		2,244,717
Togo - 0.5%
Ecobank Transnational, Inc.	10,244,891	939,204
Turkey - 1.8%
Aygaz A/S	77,773	357,271
Tupras Turkiye Petrol Rafinelleri A/S	61,690	1,506,506
Turkiye Garanti Bankasi A/S	233,000	1,017,193
Turkiye Halk Bankasi A/S	75,000	635,791
TOTAL TURKEY		3,516,761
United Kingdom - 0.5%
Evraz PLC	101,800	149,568
Fresnillo PLC	12,000	160,977
Kazakhmys PLC (d)	48,500	190,833
Mondi PLC	38,100	474,016
TOTAL UNITED KINGDOM		975,394
United States of America - 0.3%
Universal Display Corp. (a)(d)	19,890	559,108
TOTAL COMMON STOCKS (Cost $164,241,373)		184,948,453
Nonconvertible Preferred Stocks - 4.2%

Brazil - 1.4%
Alpargatas Sa (PN)	67,800	432,685
Banco do Estado Rio Grande do Sul SA	97,600	652,168
Braskem SA (PN-A)	103,800	766,632
Companhia Paranaense de Energia-Copel (PN-B)	2,060	25,508
Lojas Americanas SA (PN)	122,310	855,104
TOTAL BRAZIL		2,732,097
Chile - 0.2%
Embotelladora Andina SA Class A	86,550	381,600
Nonconvertible Preferred Stocks - continued
	Shares	Value
Korea (South) - 1.3%
Hyundai Motor Co. Series 2	15,155	$ 1,326,593
Samsung Electronics Co. Ltd.	1,417	1,096,488
TOTAL KOREA (SOUTH)		2,423,081
Russia - 1.3%
Sberbank (Savings Bank of the Russian Federation) (a)	794,300	1,691,767
Surgutneftegaz JSC	1,407,400	880,775
TOTAL RUSSIA		2,572,542
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,131,414)		8,109,320
Government Obligations - 0.0%
Principal Amount
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.05% 7/5/13 to 9/5/13 (f) (Cost $104,998)	$ 105,000	104,999
Money Market Funds - 3.6%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	990	990
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	6,835,114	6,835,114
TOTAL MONEY MARKET FUNDS (Cost $6,836,104)		6,836,104
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $178,313,889)		199,998,876
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(8,653,399)
NET ASSETS - 100%		$ 191,345,477
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
37 NYSE E-mini MSCI Emerging Markets Index Contracts	Sept. 2013	$ 1,727,345	$ (12,510)

The face value of futures purchased as a percentage of net assets is 0.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $83,308 or 0.0% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $104,999.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,107
Fidelity Securities Lending Cash Central Fund	37,248
Total	$ 58,355
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 14,857,974	$ 14,164,990	$ 692,984	$ -
Consumer Staples	16,464,419	16,464,419	-	-
Energy	22,326,445	22,326,445	-	-
Financials	52,652,525	50,754,067	1,898,457	1
Health Care	4,454,394	4,454,394	-	-
Industrials	13,857,051	13,857,051	-	-
Information Technology	29,937,615	25,137,069	4,800,546	-
Materials	19,218,845	18,486,268	732,577	-
Telecommunication Services	13,810,521	12,018,237	1,792,284	-
Utilities	5,477,984	4,623,988	853,996	-
Government Obligations	104,999	-	104,999	-
Money Market Funds	6,836,104	6,836,104	-	-
Total Investments in Securities:	$ 199,998,876	$ 189,123,032	$ 10,875,843	$ 1
Derivative Instruments:
Liabilities
Futures Contracts	$ (12,510)	$ (12,510)	$ -	$ -
Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $179,262,597. Net unrealized appreciation aggregated $20,736,279, of which $32,366,216 related to appreciated investment securities and $11,629,937 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Energy Central Fund

June 30, 2013

1.851898.106

ENCIP-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CHEMICALS - 1.3%
Commodity Chemicals - 1.3%
LyondellBasell Industries NV Class A	160,302	$ 10,621,611
Westlake Chemical Corp.	27,600	2,660,916
		13,282,527
ENERGY EQUIPMENT & SERVICES - 22.5%
Oil & Gas Drilling - 5.0%
Discovery Offshore S.A. (a)(e)	1,013,091	2,476,710
Ensco PLC Class A	489,200	28,432,304
Helmerich & Payne, Inc.	142,834	8,919,983
Noble Corp.	196,530	7,385,597
Northern Offshore Ltd.	431,810	605,665
Vantage Drilling Co. (a)	1,284,964	2,621,327
		50,441,586
Oil & Gas Equipment & Services - 17.5%
Cameron International Corp. (a)	228,609	13,981,726
Core Laboratories NV	50,688	7,687,342
Dril-Quip, Inc. (a)	57,400	5,182,646
FMC Technologies, Inc. (a)	84,600	4,710,528
Forum Energy Technologies, Inc. (a)	134,873	4,104,185
Geospace Technologies Corp. (a)	16,836	1,163,031
Halliburton Co.	1,273,984	53,150,612
National Oilwell Varco, Inc.	636,796	43,875,244
Oceaneering International, Inc.	17,200	1,241,840
Schlumberger Ltd.	472,280	33,843,585
Superior Energy Services, Inc. (a)	128,386	3,330,333
Total Energy Services, Inc.	70,900	980,883
Weatherford International Ltd. (a)	188,795	2,586,492
		175,838,447
TOTAL ENERGY EQUIPMENT & SERVICES		226,280,033
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Icahn Enterprises LP rights (a)	86,555	1
OIL, GAS & CONSUMABLE FUELS - 75.7%
Coal & Consumable Fuels - 0.6%
Alpha Natural Resources, Inc. (a)	140,700	737,268
Peabody Energy Corp.	376,119	5,506,382
		6,243,650
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - 35.7%
Chevron Corp.	750,713	$ 88,839,376
Exxon Mobil Corp.	1,492,751	134,870,052
Hess Corp.	439,723	29,237,182
InterOil Corp. (a)(d)	60,441	4,201,254
Murphy Oil Corp.	511,344	31,135,736
Occidental Petroleum Corp.	537,202	47,934,534
Suncor Energy, Inc.	755,340	22,264,467
		358,482,601
Oil & Gas Exploration & Production - 29.5%
Anadarko Petroleum Corp.	461,112	39,623,354
Apache Corp.	62,995	5,280,871
Bankers Petroleum Ltd. (a)	1,496,100	3,712,866
Bonanza Creek Energy, Inc. (a)	81,083	2,875,203
BPZ Energy, Inc. (a)(d)	344,287	616,274
Cabot Oil & Gas Corp.	253,129	17,977,222
Cimarex Energy Co.	176,936	11,499,071
Cobalt International Energy, Inc. (a)	388,400	10,319,788
Concho Resources, Inc. (a)	228,062	19,093,351
Continental Resources, Inc. (a)	273,700	23,554,622
EOG Resources, Inc.	276,263	36,378,312
EPL Oil & Gas, Inc. (a)	111,318	3,268,296
EQT Corp.	208,359	16,537,454
Gulfport Energy Corp. (a)	72,220	3,399,395
Halcon Resources Corp. (a)	400,000	2,268,000
Kosmos Energy Ltd. (a)	91,100	925,576
Marathon Oil Corp.	954,511	33,006,990
Noble Energy, Inc.	404,598	24,292,064
Northern Oil & Gas, Inc. (a)	308,046	4,109,334
Oasis Petroleum, Inc. (a)	281,293	10,933,859
Painted Pony Petroleum Ltd. Class A (a)	209,900	1,692,452
PDC Energy, Inc. (a)	10,400	535,392
Pioneer Natural Resources Co.	159,150	23,036,963
Rosetta Resources, Inc. (a)	25,527	1,085,408
TAG Oil Ltd. (a)	112,725	318,335
		296,340,452
Oil & Gas Refining & Marketing - 4.5%
Calumet Specialty Products Partners LP	125,392	4,561,761
Marathon Petroleum Corp.	236,184	16,783,235
Northern Tier Energy LP Class A	69,689	1,673,930
Phillips 66	275,210	16,212,621
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Refining & Marketing - continued
Tesoro Corp.	56,375	$ 2,949,540
Valero Energy Corp.	86,140	2,995,088
		45,176,175
Oil & Gas Storage & Transport - 5.4%
Atlas Energy LP	156,329	7,658,558
Atlas Pipeline Partners LP	150,423	5,744,654
Magellan Midstream Partners LP	99,275	5,410,488
Markwest Energy Partners LP	50,300	3,362,555
Targa Resources Corp.	72,061	4,635,684
Tesoro Logistics LP	96,782	5,851,440
The Williams Companies, Inc.	677,543	21,999,821
		54,663,200
TOTAL OIL, GAS & CONSUMABLE FUELS		760,906,078
SPECIALTY RETAIL - 0.0%
Automotive Retail - 0.0%
CST Brands, Inc. (a)	9,571	294,883
TOTAL COMMON STOCKS (Cost $855,073,853)		1,000,763,522
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 0.13% (b)	3,531,065	3,531,065
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	3,530,600	3,530,600
TOTAL MONEY MARKET FUNDS (Cost $7,061,665)		7,061,665
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $862,135,518)		1,007,825,187
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,892,317)
NET ASSETS - 100%		$ 1,005,932,870
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,476,710 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,920
Fidelity Securities Lending Cash Central Fund	388,491
Total	$ 401,411
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,000,763,522	$ 1,000,763,521	$ -	$ 1
Money Market Funds	7,061,665	7,061,665	-	-
Total Investments in Securities:	$ 1,007,825,187	$ 1,007,825,186	$ -	$ 1
Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $863,572,285. Net unrealized appreciation aggregated $144,252,902, of which $164,747,622 related to appreciated investment securities and $20,494,720 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Financials
Central Fund

June 30, 2013

1.851899.106

FNCIP-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CAPITAL MARKETS - 12.7%
Asset Management & Custody Banks - 9.5%
A.F.P. Provida SA sponsored ADR	182,906	$ 15,601,882
Affiliated Managers Group, Inc. (a)	163,999	26,885,996
Ameriprise Financial, Inc.	276,000	22,322,880
BlackRock, Inc. Class A	50,000	12,842,500
Carlyle Group LP	400,000	10,280,000
Invesco Ltd.	1,300,000	41,340,000
Oaktree Capital Group LLC Class A	300,000	15,765,000
The Blackstone Group LP	1,000,000	21,060,000
		166,098,258
Diversified Capital Markets - 0.9%
Deutsche Bank AG (NY Shares)	100,000	4,195,000
UBS AG (NY Shares)	739,080	12,527,406
		16,722,406
Investment Banking & Brokerage - 2.3%
FXCM, Inc. Class A	601,500	9,870,615
Raymond James Financial, Inc.	700,000	30,086,000
		39,956,615
TOTAL CAPITAL MARKETS		222,777,279
COMMERCIAL BANKS - 19.7%
Diversified Banks - 9.3%
Comerica, Inc.	340,951	13,580,078
Guaranty Trust Bank PLC GDR (Reg. S)	45,100	302,621
U.S. Bancorp	2,125,497	76,836,717
Wells Fargo & Co.	1,760,380	72,650,883
		163,370,299
Regional Banks - 10.4%
BBCN Bancorp, Inc.	0	1
CIT Group, Inc. (a)	286,100	13,340,843
CoBiz, Inc.	995,300	8,260,990
Commerce Bancshares, Inc.	407,300	17,741,988
East West Bancorp, Inc.	680,100	18,702,750
Fifth Third Bancorp	1,455,583	26,273,273
First Commonwealth Financial Corp.	61,058	449,997
First Horizon National Corp.	1,158,100	12,970,720
M&T Bank Corp.	253,700	28,350,975
PNC Financial Services Group, Inc.	450,000	32,814,000
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
Popular, Inc. (a)	350,000	$ 10,615,500
Texas Capital Bancshares, Inc. (a)	273,223	12,120,172
		181,641,209
TOTAL COMMERCIAL BANKS		345,011,508
CONSUMER FINANCE - 4.8%
Consumer Finance - 4.8%
Capital One Financial Corp.	1,000,000	62,810,000
Regional Management Corp. (a)	120,200	3,005,000
SLM Corp.	777,022	17,762,723
		83,577,723
DIVERSIFIED CONSUMER SERVICES - 0.6%
Specialized Consumer Services - 0.6%
H&R Block, Inc.	350,000	9,712,500
DIVERSIFIED FINANCIAL SERVICES - 18.4%
Other Diversified Financial Services - 15.2%
Bank of America Corp.	7,261,137	93,378,222
Citigroup, Inc.	1,844,025	88,457,879
JPMorgan Chase & Co.	1,600,000	84,464,000
		266,300,101
Specialized Finance - 3.2%
IntercontinentalExchange, Inc. (a)(d)	150,000	26,664,000
McGraw-Hill Companies, Inc.	331,300	17,621,847
MSCI, Inc. Class A (a)	350,000	11,644,500
		55,930,347
TOTAL DIVERSIFIED FINANCIAL SERVICES		322,230,448
HEALTH CARE PROVIDERS & SERVICES - 0.9%
Health Care Facilities - 0.9%
Brookdale Senior Living, Inc. (a)	600,000	15,864,000
INSURANCE - 19.6%
Insurance Brokers - 2.0%
Marsh & McLennan Companies, Inc.	876,000	34,969,920
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Life & Health Insurance - 3.3%
MetLife, Inc.	950,000	$ 43,472,000
Torchmark Corp.	208,400	13,575,176
		57,047,176
Multi-Line Insurance - 2.4%
American International Group, Inc. (a)	450,000	20,115,000
Hartford Financial Services Group, Inc.	732,000	22,633,440
		42,748,440
Property & Casualty Insurance - 10.7%
ACE Ltd.	394,528	35,302,365
Allied World Assurance Co. Holdings Ltd.	250,000	22,877,500
Allstate Corp.	650,000	31,278,000
Axis Capital Holdings Ltd.	79,200	3,625,776
Berkshire Hathaway, Inc. Class B (a)	300,000	33,576,000
ProAssurance Corp.	450,000	23,472,000
The Travelers Companies, Inc.	476,596	38,089,552
		188,221,193
Reinsurance - 1.2%
Everest Re Group Ltd.	160,000	20,521,600
TOTAL INSURANCE		343,508,329
IT SERVICES - 3.0%
Data Processing & Outsourced Services - 3.0%
Fiserv, Inc. (a)	175,000	15,296,750
FleetCor Technologies, Inc. (a)	175,000	14,227,500
Global Payments, Inc.	183,492	8,499,349
The Western Union Co.	807,400	13,814,614
		51,838,213
PROFESSIONAL SERVICES - 1.0%
Research & Consulting Services - 1.0%
Dun & Bradstreet Corp.	90,700	8,838,715
Equifax, Inc.	144,650	8,524,225
		17,362,940
REAL ESTATE INVESTMENT TRUSTS - 11.8%
Mortgage REITs - 1.5%
Blackstone Mortgage Trust, Inc.	300,000	7,410,000
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Mortgage REITs - continued
MFA Financial, Inc.	1,500,000	$ 12,675,000
Redwood Trust, Inc.	400,000	6,800,000
		26,885,000
Retail REITs - 4.0%
Pennsylvania Real Estate Investment Trust (SBI)	500,000	9,440,000
Retail Properties America, Inc. (d)	902,300	12,884,844
Simon Property Group, Inc.	304,499	48,086,482
		70,411,326
Specialized REITs - 6.3%
American Tower Corp.	650,000	47,560,500
Big Yellow Group PLC	1,505,792	8,808,241
Rayonier, Inc.	456,800	25,302,152
Ventas, Inc.	410,000	28,478,600
		110,149,493
TOTAL REAL ESTATE INVESTMENT TRUSTS		207,445,819
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.5%
Real Estate Operating Companies - 0.7%
Forest City Enterprises, Inc. Class A (a)	679,400	12,168,054
Real Estate Services - 2.8%
Altisource Portfolio Solutions SA	289,800	27,264,384
CBRE Group, Inc. (a)	946,420	22,108,371
		49,372,755
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		61,540,809
THRIFTS & MORTGAGE FINANCE - 1.9%
Thrifts & Mortgage Finance - 1.9%
MGIC Investment Corp. (a)	587,400	3,565,518
Ocwen Financial Corp. (a)	645,500	26,607,510
Radian Group, Inc.	269,700	3,133,914
Washington Mutual, Inc. (a)	155,200	2
		33,306,944
TOTAL COMMON STOCKS (Cost $1,648,763,135)		1,714,176,512
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value
COMMERCIAL BANKS - 0.0%
Diversified Banks - 0.0%
Banco Pine SA (Cost $582,841)	93,112	$ 498,662
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.13% (b)	25,814,374	25,814,374
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	21,673,100	21,673,100
TOTAL MONEY MARKET FUNDS (Cost $47,487,474)		47,487,474
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,696,833,450)		1,762,162,648
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(10,814,816)
NET ASSETS - 100%		$ 1,751,347,832
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 49,372
Fidelity Securities Lending Cash Central Fund	243,077
Total	$ 292,449
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Big Yellow Group PLC	$ 55,440,338	$ 2,567,617	$ 59,738,816	$ 1,087,762	$ -
First Interstate Bancsystem, Inc.	13,646,332	180,224	17,883,413	286,413	-
Total	$ 69,086,670	$ 2,747,841	$ 77,622,229	$ 1,374,175	$ -
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $1,711,356,111. Net unrealized appreciation aggregated $50,806,537, of which $88,766,287 related to appreciated investment securities and $37,959,750 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Floating Rate
Central Fund

June 30, 2013

1.816012.109

FR1-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (g) - 93.3%
	Principal Amount	Value
Air Transportation - 1.1%
Delta Air Lines, Inc. Tranche B 1LN, term loan 4.25% 4/20/17 (e)	$ 2,682,810	$ 2,686,164
Northwest Airlines Corp.:
Tranche A, term loan 2.03% 12/31/18 (e)	2,533,044	2,355,731
Tranche B, term loan 3.79% 12/22/13 (e)	758,569	743,398
U.S. Airways, Inc. Tranche B 1LN, term loan 4.25% 5/21/19 (e)	5,250,000	5,171,250
United Air Lines, Inc. Tranche B, term loan 4% 3/22/19 (e)	3,430,000	3,417,138
		14,373,681
Automotive - 1.3%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/11/20 (e)	1,605,000	1,600,988
Chrysler Group LLC Tranche B, term loan 4.25% 5/24/17 (e)	6,980,888	7,015,793
Federal-Mogul Corp.:
Tranche B, term loan 2.1276% 12/27/14 (e)	3,702,513	3,545,156
Tranche C, term loan 2.1276% 12/27/15 (e)	1,888,876	1,808,599
Tower Automotive Holdings USA LLC Tranche B, term loan 5.75% 4/23/20 (e)	3,000,000	3,018,750
		16,989,286
Broadcasting - 2.0%
Clear Channel Capital I LLC Tranche B, term loan 3.8454% 1/29/16 (e)	6,031,131	5,503,407
Media Holdco, LP Tranche B, term loan 7.25% 7/23/18 (e)	7,989,850	7,999,837
NEP/NCP Holdco, Inc. Tranche 2LN, term loan 9.5% 7/22/20 (e)	485,714	495,429
Univision Communications, Inc. term loan 4.5% 3/1/20 (e)	13,098,044	12,950,691
		26,949,364
Building Materials - 0.7%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 3/27/20 (e)	3,475,000	3,440,250
CPG International I, Inc. term loan 5.75% 9/21/19 (e)	2,243,050	2,248,658
Livingston International, Inc. Tranche B1 1LN, term loan 5% 4/16/19 (e)	3,785,000	3,747,150
		9,436,058
Cable TV - 3.1%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (e)	6,982,323	6,921,228
Floating Rate Loans (g) - continued
	Principal Amount	Value
Cable TV - continued
Charter Communications Operating LLC Tranche F, term loan 3% 1/31/21 (e)	$ 7,000,000	$ 6,930,000
CSC Holdings LLC Tranche B, term loan 2.6954% 4/17/20 (e)	7,000,000	6,895,000
Kabel Deutschland GmbH Tranche F, term loan 3.25% 2/1/19 (e)	4,167,000	4,161,791
RCN Telecom Services, LLC Tranche B, term loan 5.25% 3/1/20 (e)	5,044,452	5,058,829
UPC Broadband Holding BV Tranche AH, term loan 3.25% 6/30/21 (e)	3,600,000	3,568,500
WideOpenWest Finance LLC Tranche B, term loan 4.75% 4/1/19 (e)	8,548,575	8,548,575
		42,083,923
Capital Goods - 0.5%
Doncasters PLC:
Tranche B 1LN, term loan 5.5% 4/9/20 (e)	4,538,625	4,538,625
Tranche B 2LN, term loan 9.5% 10/9/20 (e)	2,135,000	2,113,650
		6,652,275
Chemicals - 3.1%
Ai Chem & Cy US Acquico, Inc.:
Tranche 2LN, term loan 8.25% 4/3/20 (e)	2,150,000	2,150,000
Tranche B 1LN, term loan 4.5% 10/3/19 (e)	2,295,000	2,280,656
Cyanco Intermediate Corp. Tranche B, term loan 5.5% 4/29/20 (e)	4,385,000	4,363,075
Eagle Spinco, Inc. Tranche B, term loan 3.5% 1/28/17 (e)	963,234	971,663
Edwards Ltd. Tranche B, term loan 4.75% 3/22/20 (e)	1,042,507	1,034,688
Emerald Performance Materials, LLC Tranche B, term loan 6.75% 5/11/18 (e)	6,373,098	6,357,165
INEOS U.S. Finance LLC Tranche B, term loan 4% 5/4/18 (e)	7,415,808	7,255,923
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (e)	10,755,000	10,808,775
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 1/14/20 (e)	7,162,050	7,155,819
		42,377,764
Consumer Products - 1.6%
Calceus Acquisition, Inc. Tranche B, term loan 5.75% 1/26/20 (e)	1,431,660	1,435,239
KIK Custom Products, Inc. Tranche B 1LN, term loan 5.5% 4/29/19 (e)	6,360,000	6,169,200
Floating Rate Loans (g) - continued
	Principal Amount	Value
Consumer Products - continued
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (e)	$ 8,548,575	$ 8,441,718
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (e)	5,746,126	5,710,212
		21,756,369
Containers - 1.8%
Berlin Packaging,LLC:
Tranche 1LN, term loan 4.75% 3/28/19 (e)	1,300,000	1,300,000
Tranche 2LN, term loan 8.75% 3/28/20 (e)	435,000	435,000
BWAY Holding Co. Tranche B, term loan 4.5% 8/31/17 (e)	3,845,675	3,845,675
Clondalkin Acquisition BV:
Tranche 2LN, term loan 10% 11/30/20 (e)	2,000,000	1,970,000
Tranche B 1LN, term loan 5.75% 5/31/20 (e)	4,000,000	3,990,000
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (e)	4,272,713	4,272,713
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.75% 9/28/18 (e)	6,930,063	6,930,063
Tricorbraun, Inc. Tranche B, term loan 3.9981% 4/30/18 (e)	2,104,100	2,098,840
		24,842,291
Diversified Financial Services - 3.4%
AlixPartners LLP Tranche 2LN, term loan 10.75% 12/29/19 (e)	2,500,000	2,543,750
American Capital Ltd. Tranche B, term loan 5.5% 8/22/16 (e)	1,750,000	1,752,188
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (e)	2,470,000	2,457,650
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/18 (e)	3,722,316	3,726,969
Flying Fortress, Inc. term loan 3.5% 6/30/17 (e)	1,666,667	1,650,000
HarbourVest Partners LLC Tranche B, term loan 4.75% 11/21/17 (e)	6,675,817	6,692,506
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (e)	2,448,863	2,459,074
Sheridan Investment Partners I, LLC:
Tranche B 2LN, term loan 5% 10/1/19 (e)	6,905,075	6,870,550
Tranche B, term loan 4.75% 10/1/18 (e)	1,975,000	1,975,000
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (e)	12,468,750	12,437,578
TransUnion LLC Tranche B, term loan 4.25% 2/10/19 (e)	3,163,642	3,171,551
		45,736,816
Floating Rate Loans (g) - continued
	Principal Amount	Value
Diversified Media - 0.9%
Advanstar Communications, Inc.:
Tranche 2LN, term loan 9.5% 6/6/20 (e)	$ 1,000,000	$ 983,750
Tranche B 1LN, term loan 5.5% 4/29/19 (e)	6,982,500	6,869,034
Catalina Marketing Corp. term loan 5.6954% 10/1/17 (e)	1,020,000	1,025,100
WMG Acquisition Corp.:
term loan 3.75% 7/1/20 (e)	1,705,000	1,692,213
Tranche DD, term loan:
7/1/20	1,991,463	1,966,570
3.75% 7/1/20 (e)	308,537	304,680
		12,841,347
Electric Utilities - 6.8%
Calpine Corp. Tranche B 3LN, term loan 4% 10/9/19 (e)	4,798,738	4,798,738
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/16/20 (e)	2,892,308	2,874,231
EquiPower Resources Holdings LLC:
Tranche 2LN, term loan 10% 6/21/19 (e)	2,000,000	2,040,000
Tranche B 1LN, term loan 5.5% 12/21/18 (e)	2,856,475	2,838,622
Tranche C, term loan 12/21/19	2,935,000	2,909,319
Essential Power LLC Tranche B, term loan 4.4975% 8/8/19 (e)	7,916,657	7,890,295
InterGen NV Tranche B, term loan 5.5% 6/13/20 (e)	7,525,000	7,374,500
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (e)	8,515,000	8,440,920
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (e)	6,580,000	6,571,775
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan:
3.7199% 10/10/14 (e)	8,502,894	6,068,941
4.7199% 10/10/17 (e)	44,904,000	31,488,915
Topaz Power Holdings, LLC Tranche B, term loan 5.25% 2/21/20 (e)	5,283,450	5,243,824
Windsor Financing, LLC Tranche B, term loan 6.25% 12/5/17 (e)	2,755,929	2,783,488
		91,323,568
Energy - 6.3%
Alon USA Partners LP term loan 9.25% 11/26/18 (e)	3,982,764	4,122,161
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (e)	10,075,000	10,200,938
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (e)	3,773,500	3,778,217
Floating Rate Loans (g) - continued
	Principal Amount	Value
Energy - continued
EP Energy LLC term loan 4.5% 4/30/19 (e)	$ 2,000,000	$ 2,000,000
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (e)	6,890,000	6,803,875
FTS International, LLC Tranche B, term loan 8.5% 5/6/16 (e)	2,547,526	2,451,994
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/2/20 (e)	1,450,000	1,440,938
LSP Madison Funding LLC Tranche 1LN, term loan 5.576% 6/28/19 (e)	4,159,061	4,169,458
MRC Global, Inc. Tranche B, term loan 6% 11/9/19 (e)	6,973,070	7,016,652
Pacific Drilling SA Tranche B, term loan 4.5% 5/20/18 (e)	2,690,000	2,663,100
Panda Sherman Power, LLC term loan 9% 9/14/18 (e)	11,080,000	11,273,900
Panda Temple Power, LLC term loan 7.25% 4/3/19 (e)	2,710,000	2,733,713
Race Point Power Tranche B, term loan 7.75% 1/11/18 (e)	3,789,517	3,798,991
Ruby Western Pipeline Holdings LLC Tranche B, term loan 3.5% 3/27/20 (e)	4,290,000	4,268,550
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (e)	4,390,000	4,362,782
State Class Tankers LLC Tranche B, term loan 6.75% 6/19/20 (e)	5,065,000	5,027,013
Vantage Drilling Co. Tranche B, term loan:
5.75% 3/18/19 (e)	2,568,563	2,568,563
6.25% 10/25/17 (e)	5,558,438	5,551,489
		84,232,334
Environmental - 1.4%
ADS Waste Holdings, Inc. Tranche B, term loan 4.25% 10/9/19 (e)	6,467,500	6,451,331
Phoenix Services Tranche B, term loan 7.75% 6/30/17 (e)	3,631,750	3,631,750
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (e)	8,832,863	8,744,534
		18,827,615
Food & Drug Retail - 3.8%
Albertson's LLC:
Tranche B 1LN, term loan 4.25% 3/21/16 (e)	1,955,100	1,950,212
Tranche B 2LN, term loan 4.75% 3/21/19 (e)	3,531,320	3,500,421
Fairway Group Acquisition Co. Tranche B, term loan 5% 8/17/18 (e)	4,407,850	4,402,340
Ferrara Candy Co., Inc. Tranche B, term loan 7.5043% 6/18/18 (e)	3,960,000	3,900,600
Floating Rate Loans (g) - continued
	Principal Amount	Value
Food & Drug Retail - continued
GNC Corp. Tranche B, term loan 3.75% 3/2/18 (e)	$ 2,393,640	$ 2,381,672
Grocery Outlet, Inc.:
Tranche 2LN, term loan 10.5% 6/17/19 (e)	1,586,087	1,609,878
Tranche B 1LN, term loan 5.5% 12/17/18 (e)	7,160,389	7,142,488
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (e)	7,000,000	6,895,000
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/21/20 (e)	2,638,388	2,631,792
Tranche 2 LN2, term loan 4.875% 6/13/21 (e)	4,000,000	3,980,000
Tranche 2LN, term loan 5.75% 8/21/20 (e)	1,555,000	1,570,550
Smart & Final, Inc. Tranche B, term loan 4.5% 11/15/19 (e)	5,625,868	5,527,415
Smart and Final CC Intermediate Holdings, Inc. Tranche 2LN, term loan 10.5% 11/15/20 (e)	1,371,282	1,384,995
Sprouts Farmers Market LLC Tranche B, term loan 4.5% 4/12/20 (e)	4,850,000	4,825,750
		51,703,113
Food/Beverage/Tobacco - 3.4%
AdvancePierre Foods, Inc.:
Tranche 1LN, term loan 5.75% 7/10/17 (e)	1,995,000	2,004,975
Tranche 2LN, term loan 9.5% 10/10/17 (e)	1,935,000	1,964,025
Arysta Lifescience Spc LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (e)	4,000,000	3,970,000
Tranche B 2LN, term loan 8.25% 11/30/20 (e)	2,000,000	1,975,000
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/13/20 (e)	4,000,000	3,960,000
H.J. Heinz Co. Tranche B 2LN, term loan 3.5% 6/7/20 (e)	27,500,000	27,465,625
OSI Restaurant Partners LLC Tranche B, term loan 3.5% 10/26/19 (e)	3,865,875	3,851,378
		45,191,003
Gaming - 5.0%
Affinity Gaming LLC Tranche B, term loan 5.5% 11/9/17 (e)	4,060,626	4,080,930
CBAC Borrower LLC Tranche B, term loan 8.25% 4/29/20 (e)	5,895,000	5,968,688
Centaur Acquisition LLC Tranche 1LN, term loan 5.25% 2/20/19 (e)	4,425,000	4,441,594
Fantasy Springs Resort Casino term loan 12% 8/6/12 (c)(e)	4,979,371	3,883,909
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (e)	12,210,000	12,728,925
Floating Rate Loans (g) - continued
	Principal Amount	Value
Gaming - continued
Harrah's Entertainment, Inc.:
Tranche B 4LN, term loan 9.5% 10/31/16 (e)	$ 5,675,086	$ 5,618,335
Tranche B 6LN, term loan 5.4433% 1/28/18 (e)	5,530,183	4,894,212
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (e)	6,731,175	6,672,614
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (e)	13,077,225	13,044,532
Stockbridge SBE Holdings LLC Tranche B, term loan 13% 5/2/17 (e)	3,305,000	3,420,675
Twin River Management Group, Inc. Tranche B, term loan 5.25% 11/10/18 (e)	2,168,704	2,179,547
		66,933,961
Healthcare - 7.8%
Apria Healthcare Group, Inc. Tranche B, term loan 6.75% 4/5/20 (e)	4,280,000	4,269,300
Bausch & Lomb, Inc. Tranche B, term loan 4% 5/18/19 (e)	3,885,724	3,876,010
Carestream Health, Inc. Tranche B 1LN, term loan 5% 6/5/19 (e)	5,000,000	4,950,000
Community Health Systems, Inc. term loan 3.7728% 1/25/17 (e)	9,071,399	9,060,060
DJO Finance LLC Tranche B, term loan 4.75% 9/15/17 (e)	895,500	897,739
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (e)	4,751,165	4,537,363
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (e)	5,119,735	5,100,536
Genesis HealthCare Corp. Tranche B, term loan 10.0021% 12/4/17 (e)	5,948,718	6,127,180
Grifols, Inc. Tranche B, term loan 4.25% 6/1/17 (e)	4,344,006	4,360,296
HCA, Inc. Tranche B 5LN, term loan 3.0256% 3/31/17 (e)	18,630,000	18,536,850
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (e)	4,533,395	4,420,060
Hologic, Inc. Tranche B, term loan 4.5% 8/1/19 (e)	1,814,950	1,821,756
IMS Health, Inc. Tranche B 1LN, term loan 3.75% 9/1/17 (e)	1,843,502	1,838,893
MModal, Inc. Tranche B, term loan 7.5% 8/17/19 (e)	10,326,084	9,913,041
PRA International Tranche B 1LN, term loan 6.5% 12/10/17 (e)	7,227,136	7,245,204
Floating Rate Loans (g) - continued
	Principal Amount	Value
Healthcare - continued
Sheridan Healthcare, Inc. Tranche 2LN, term loan 9% 6/29/19 (e)	$ 2,590,000	$ 2,609,425
Valeant Pharmaceuticals International Tranche E, term loan 4.5% 8/5/20 (e)	15,215,000	15,161,748
		104,725,461
Homebuilders/Real Estate - 0.7%
Realogy Corp.:
Credit-Linked Deposit 3.2037% 10/10/13 (e)	1,217,091	1,214,049
Credit-Linked Deposit 4.4537% 10/10/16 (e)	102,477	102,477
Realogy Group LLC Tranche B, term loan 4.5% 3/1/20 (e)	8,124,638	8,104,326
		9,420,852
Hotels - 0.4%
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/24/20 (e)	1,655,000	1,663,275
Tranche B 1LN, term loan 4.25% 6/24/20 (e)	3,765,000	3,783,825
		5,447,100
Insurance - 2.7%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (e)	28,815,200	28,455,010
CNO Financial Group, Inc. Tranche B 2LN, term loan 3.75% 9/28/18 (e)	2,336,540	2,327,778
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (e)	5,130,000	5,335,200
		36,117,988
Leisure - 1.6%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 5.25% 4/22/16 (e)	3,936,923	3,986,134
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 5/16/20 (e)	2,400,000	2,424,000
Tranche B 1LN, term loan 4.4994% 2/1/20 (e)	6,189,488	6,189,488
Town Sports International LLC Tranche B, term loan 5.75% 5/11/18 (e)	8,350,438	8,392,190
		20,991,812
Metals/Mining - 3.4%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/31/20 (e)	4,000,000	3,870,000
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (e)	2,542,225	2,526,336
Tranche B 2LN, term loan 8.75% 1/25/21 (e)	1,530,000	1,541,475
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (e)	9,187,107	9,141,171
Floating Rate Loans (g) - continued
	Principal Amount	Value
Metals/Mining - continued
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (e)	$ 21,817,588	$ 21,681,228
Murray Energy Corp. Tranche B, term loan 4.75% 5/17/19 (e)	3,000,000	2,981,250
Pact Group (USA), Inc. Tranche B, term loan 3.75% 5/22/20 (e)	3,170,000	3,130,375
SunCoke Energy, Inc. Tranche B, term loan 4% 7/26/18 (e)	549,910	545,786
		45,417,621
Publishing/Printing - 1.7%
Cenveo Corp. Tranche B, term loan 6.25% 4/5/20 (e)	1,042,388	1,042,388
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (e)	5,721,250	5,647,331
Houghton Mifflin Harcourt Publishing Co. term loan 5.25% 5/22/18 (e)	2,207,063	2,209,821
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (e)	11,366,513	11,167,599
Quad/Graphics, Inc. Tranche B, term loan 4% 7/26/18 (e)	2,748,464	2,734,721
		22,801,860
Restaurants - 1.2%
Burger King Corp. Tranche B, term loan 3.75% 9/28/19 (e)	3,999,775	4,004,775
Landry's Restaurants, Inc. Tranche B, term loan 4.75% 4/24/18 (e)	6,369,620	6,380,258
NPC International, Inc. Tranche B, term loan 4.5% 12/28/18 (e)	5,734,897	5,744,474
		16,129,507
Services - 2.6%
ARAMARK Corp.:
Credit-Linked Deposit 3.7087% 7/26/16 (e)	135,867	135,187
Tranche B, term loan 3.7756% 7/26/16 (e)	2,070,678	2,060,325
Brickman Group Holdings, Inc. Tranche B 3LN, term loan 4% 9/28/18 (e)	2,580,000	2,567,100
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4.0001% 1/30/20 (e)	2,950,175	2,968,614
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (e)	5,285,000	5,258,575
KAR Auction Services, Inc. Tranche B, term loan 3.75% 5/8/17 (e)	1,786,836	1,791,303
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (e)	8,539,276	8,453,884
Floating Rate Loans (g) - continued
	Principal Amount	Value
Services - continued
Nexeo Solutions LLC Tranche B, term loan 5% 9/9/17 (e)	$ 4,693,195	$ 4,617,166
SourceHOV LLC:
Tranche 2LN, term loan 8.75% 4/30/19 (e)	1,635,000	1,651,350
Tranche B 1LN, term loan 5.25% 4/30/18 (e)	2,185,000	2,195,925
SymphonyIRI Group, Inc. Trance B, term loan 4.5% 12/1/17 (e)	3,641,441	3,623,234
		35,322,663
Shipping - 1.3%
American Commercial Lines, Inc. Tranche B, term loan 7.5% 9/20/19 (e)	9,835,350	9,491,113
Harvey Gulf International Tranche B, term loan 5.5% 6/18/20 (e)	5,000,000	5,000,000
Swift Transportation Co. LLC Tranche B 2LN, term loan 4% 12/21/17 (e)	2,660,000	2,663,458
		17,154,571
Specialty Retailing - 0.2%
Dave & Buster's Holdings, Inc. Tranche B, term loan 4.5% 6/1/16 (e)	2,872,827	2,872,827
Super Retail - 2.7%
Academy Ltd. Tranche B, term loan 4.5% 8/3/18 (e)	4,867,980	4,874,065
BJ's Wholesale Club, Inc.:
Tranche 1LN, term loan 4.25% 9/26/19 (e)	3,179,045	3,167,124
Tranche 2LN, term loan 9.75% 3/26/20 (e)	1,890,000	1,918,350
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 4.25% 2/23/17 (e)	2,709,057	2,709,057
JC Penney Corp., Inc. Tranche B, term loan 6% 5/21/18 (e)	7,000,000	6,991,250
Michaels Stores, Inc. Tranche B, term loan 3.75% 1/28/20 (e)	3,320,000	3,307,550
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (e)	3,641,441	3,641,441
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	9,192,919	9,192,919
		35,801,756
Technology - 13.4%
Ancestry.com, Inc.:
Tranche B 2LN, term loan 4.25% 5/15/18 (e)	1,192,250	1,192,250
Tranche B, term loan 5.25% 12/28/18 (e)	8,163,045	8,148,759
Avaya, Inc.:
Tranche B 3LN, term loan 4.7728% 10/26/17 (e)	22,294,475	19,507,665
Floating Rate Loans (g) - continued
	Principal Amount	Value
Technology - continued
Avaya, Inc.: - continued
Tranche B 5LN, term loan 8% 3/31/18 (e)	$ 8,515,591	$ 7,983,367
Ceridian Corp. Tranche B, term loan 5.9416% 5/10/17 (e)	2,840,718	2,840,718
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (e)	2,285,000	2,245,013
Datapipe, Inc. Tranche B 1LN, term loan 5.75% 3/7/19 (e)	3,845,363	3,854,976
eResearchTechnology, Inc. Tranche B, term loan 6% 5/2/18 (e)	2,273,575	2,273,575
Fibertech Networks, LLC Tranche B, term loan 4.5% 12/18/19 (e)	4,298,400	4,303,773
First Data Corp.:
term loan:
4.193% 3/24/17 (e)	22,896,917	22,438,979
4.193% 3/24/18 (e)	17,997,000	17,524,579
Tranche B, term loan 4.193% 9/24/18 (e)	5,500,000	5,355,625
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 5% 3/1/20 (e)	16,448,775	16,284,287
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (e)	3,400,000	3,357,500
Global Tel*Link Corp. Tranche B 1LN, term loan 5% 5/23/20 (e)	1,695,000	1,690,763
ION Trading Technologies Ltd.:
Tranche 1LN, term loan 4.5% 5/22/20 (e)	2,570,000	2,553,938
Tranche 2LN, term loan 8.25% 5/22/21 (e)	3,152,420	3,132,717
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (e)	15,840,000	16,236,000
Tranche B 1LN, term loan 4.5% 10/30/19 (e)	8,482,375	8,503,581
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (e)	9,023,140	9,045,697
NXP BV:
Tranche A 1LN, term loan 4.5% 3/4/17 (e)	15,952,659	16,168,020
Tranche C, term loan 4.75% 1/11/20 (e)	1,283,550	1,299,196
Serena Software, Inc. term loan 4.1925% 3/10/16 (e)	2,183,667	2,172,748
SunGard Data Systems, Inc. Tranche D, term loan 4.5% 12/17/19 (e)	2,467,600	2,479,938
		180,593,664
Telecommunications - 7.4%
Alcatel-Lucent USA, Inc.:
Tranche B, term loan 6.25% 8/1/16 (e)	305,000	307,669
Tranche C, term loan 7.25% 1/30/19 (e)	10,077,150	10,177,922
Floating Rate Loans (g) - continued
	Principal Amount	Value
Telecommunications - continued
Cricket Communications, Inc. Tranche B, term loan 4.75% 10/10/19 (e)	$ 2,313,375	$ 2,287,350
Crown Castle Operating Co. Tranche B, term loan 3.25% 1/31/19 (e)	4,071,724	4,041,186
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.8125% 3/31/17 (e)	5,510,000	5,468,675
Tranche D, term loan 3.8125% 3/31/15 (e)	22,959,429	22,844,631
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (e)	1,381,538	1,381,538
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (e)	20,613,338	20,252,604
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/14/20 (e)	1,415,000	1,429,150
Tranche B, term loan 5.25% 2/22/19 (e)	4,443,863	4,443,863
Intelsat Jackson Holdings SA Tranche B, term loan 4.25% 4/2/18 (e)	3,571,631	3,567,345
Level 3 Financing, Inc. Tranche B, term loan 5.25% 8/1/19 (e)	9,285,000	9,285,000
LTS Buyer LLC:
Tranche 1LN, term loan 4.5% 4/11/20 (e)	3,785,000	3,756,613
Tranche 2LN, term loan 8% 4/11/21 (e)	685,000	685,000
Vodafone Americas Finance 2, Inc.:
term loan 6.875% 8/11/15	8,931,788	9,110,424
Tranche 2LN, term loan 6.25% 6/24/16 pay-in-kind	1,245,500	1,279,751
		100,318,721
TOTAL FLOATING RATE LOANS (Cost $1,244,066,635)		1,255,367,171
Nonconvertible Bonds - 3.5%

Banks & Thrifts - 0.1%
Ally Financial, Inc. 3.475% 2/11/14 (e)	1,382,000	1,392,365
Broadcasting - 0.1%
Clear Channel Communications, Inc. 9% 12/15/19 (d)	1,807,000	1,752,790
Building Materials - 0.2%
CEMEX SA de CV 5.2756% 9/30/15 (d)(e)	2,500,000	2,537,500
Diversified Financial Services - 0.2%
MU Finance PLC 8.375% 2/1/17 (d)	2,827,417	3,004,131
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - 0.2%
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 10% 12/1/20 (d)	$ 1,985,000	$ 2,168,613
Energy - 0.1%
Offshore Group Investment Ltd. 7.125% 4/1/23 (d)	1,650,000	1,612,875
Gaming - 0.3%
Harrah's Operating Co., Inc. 11.25% 6/1/17	4,274,000	4,450,303
Homebuilders/Real Estate - 0.2%
Realogy Corp. 7.625% 1/15/20 (d)	2,607,000	2,828,595
Paper - 0.2%
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19	3,232,000	2,197,760
Publishing/Printing - 0.1%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (d)	1,320,000	1,349,700
Technology - 1.3%
Avaya, Inc. 10.5% 3/1/21 (d)	6,534,833	4,835,776
Freescale Semiconductor, Inc. 4.1483% 12/15/14 (e)	11,433,000	11,347,253
Spansion LLC 7.875% 11/15/17	1,314,000	1,327,140
		17,510,169
Telecommunications - 0.5%
Altice Financing SA 7.875% 12/15/19 (d)	725,000	757,625
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (d)	2,159,000	2,293,938
Clearwire Escrow Corp. 12% 12/1/15 (d)	3,041,000	3,231,063
		6,282,626
TOTAL NONCONVERTIBLE BONDS (Cost $46,071,793)		47,087,427
Common Stocks - 0.9%
	Shares
Chemicals - 0.4%
LyondellBasell Industries NV Class A	83,592	5,538,806
Electric Utilities - 0.0%
Bicent Power LLC:
warrants 8/21/22 (a)	3,002	0
warrants 8/21/22 (a)	1,851	0
Common Stocks - continued
	Shares	Value
Hotels - 0.2%
Kerzner International Holdings Ltd.:
warrants 4/27/22 (a)(f)	108,836	$ 1
warrants 4/27/22 (a)(f)	111,801	1
warrants 4/27/22 (a)(f)	88,302	1
Class A (a)(f)	3,314,545	3,198,536
		3,198,539
Publishing/Printing - 0.3%
Tribune Co. Class A (a)	56,422	3,210,412
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	51,778	432,346
TOTAL COMMON STOCKS (Cost $6,432,487)		12,380,103
Other - 0.0%

Other - 0.0%
Idearc, Inc. Claim (a)	2,903,495	29
Tribune Co. Claim	45,406	45,406
TOTAL OTHER (Cost $45,435)		45,435
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 0.13% (b) (Cost $63,132,018)	63,132,018	63,132,018
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $1,359,748,368)		1,378,012,154
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(31,800,568)
NET ASSETS - 100%		$ 1,346,211,586
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,372,606 or 2.0% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,198,539 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Kerzner International Holdings Ltd. warrants 4/27/22	4/27/12	$ 0
4/27/22	4/27/12	$ 0
4/27/22	4/27/12	$ 0
Kerzner International Holdings Ltd. Class A	4/27/12	$ 1,195,848

(g) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 131,187
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,408,951	$ 3,210,412	$ -	$ 3,198,539
Materials	5,538,806	5,538,806	-	-
Telecommunication Services	432,346	432,346	-	-
Utilities	-	-	-	-
Floating Rate Loans	1,255,367,171	-	1,191,902,975	63,464,196
Corporate Bonds	47,087,427	-	47,087,427	-
Other	45,435	-	-	45,435
Money Market Funds	63,132,018	63,132,018	-	-
Total Investments in Securities:	$ 1,378,012,154	$ 72,313,582	$ 1,238,990,402	$ 66,708,170
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Floating Rate Loans
Beginning Balance	$ 3,869,368
Total Realized Gain (Loss)	340,565
Total Unrealized Gain (Loss)	(399,422)
Cost of Purchases	7,909,576
Proceeds of Sales	(10,944,528)
Amortization/Accretion	599,468
Transfers in to Level 3	62,089,169
Transfers out of Level 3	-
Ending Balance	$ 63,464,196
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2013	$ (399,422)
Other Investments in Securities
Beginning Balance	$ 3,198,568
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	45,406
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,243,974
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2013	$ -

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $1,348,810,158. Net unrealized appreciation aggregated $29,201,996, of which $36,925,621 related to appreciated investment securities and $7,723,625 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Health Care
Central Fund

June 30, 2013

1.851900.106

HCCIP-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
BIOTECHNOLOGY - 33.3%
Biotechnology - 33.3%
Achillion Pharmaceuticals, Inc. (a)	629,500	$ 5,149,310
Acorda Therapeutics, Inc. (a)	84,419	2,784,983
Alexion Pharmaceuticals, Inc. (a)	373,502	34,451,824
Amgen, Inc.	933,900	92,138,574
Biogen Idec, Inc. (a)	56,461	12,150,407
BioMarin Pharmaceutical, Inc. (a)	256,769	14,325,143
Biovitrum AB (a)	672,504	4,031,354
Cubist Pharmaceuticals, Inc. (a)	216,200	10,442,460
Discovery Laboratories, Inc. (a)	986,000	1,498,720
Dynavax Technologies Corp. (a)	4,450	4,895
Elan Corp. PLC sponsored ADR (a)	252,100	3,564,694
Genomic Health, Inc. (a)	179,000	5,676,090
Gilead Sciences, Inc. (a)	1,914,390	98,035,913
Grifols SA ADR	449,600	12,804,608
Infinity Pharmaceuticals, Inc. (a)	183,400	2,980,250
Insmed, Inc. (a)	104,800	1,253,408
Intercept Pharmaceuticals, Inc.	72,896	3,268,657
InterMune, Inc. (a)	466,900	4,491,578
Kamada (a)	296,800	3,300,416
Lexicon Pharmaceuticals, Inc. (a)	1,600,000	3,472,000
Medivation, Inc. (a)	268,500	13,210,200
Merrimack Pharmaceuticals, Inc. (a)	176,983	1,191,096
Momenta Pharmaceuticals, Inc. (a)	236,100	3,555,666
Neurocrine Biosciences, Inc. (a)	498,093	6,664,484
NPS Pharmaceuticals, Inc. (a)	331,000	4,998,100
Onyx Pharmaceuticals, Inc. (a)	311,300	37,356,000
Prothena Corp. PLC (a)	315	4,067
Puma Biotechnology, Inc. (a)	129,400	5,741,478
Regeneron Pharmaceuticals, Inc. (a)	108,900	24,489,432
Spectrum Pharmaceuticals, Inc.	354,100	2,641,586
Targacept, Inc. (a)	353,200	1,508,164
Theravance, Inc. (a)(d)	155,600	5,995,268
Vanda Pharmaceuticals, Inc. (a)	182,700	1,476,216
ZIOPHARM Oncology, Inc. (a)(d)	806,500	1,693,650
		426,350,691
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc.	350,200	5,935,890
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - 1.2%
Drug Retail - 1.2%
CVS Caremark Corp.	272,400	$ 15,575,832
HEALTH CARE EQUIPMENT & SUPPLIES - 8.9%
Health Care Equipment - 7.2%
Boston Scientific Corp. (a)	4,591,400	42,562,278
Cardiovascular Systems, Inc. (a)	194,517	4,123,760
CONMED Corp.	233,422	7,292,103
Covidien PLC	69,999	4,398,737
Genmark Diagnostics, Inc. (a)	22,700	234,718
HeartWare International, Inc. (a)	35,384	3,365,372
Insulet Corp. (a)	194,600	6,112,386
Volcano Corp. (a)	466,920	8,465,260
Zeltiq Aesthetics, Inc. (a)	468,900	2,996,271
Zimmer Holdings, Inc.	175,100	13,121,994
		92,672,879
Health Care Supplies - 1.7%
Derma Sciences, Inc. (a)	420,000	5,607,000
The Cooper Companies, Inc.	132,338	15,754,839
		21,361,839
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		114,034,718
HEALTH CARE PROVIDERS & SERVICES - 17.2%
Health Care Distributors & Services - 3.7%
Amplifon SpA	480,475	2,405,328
McKesson Corp.	389,144	44,556,988
		46,962,316
Health Care Facilities - 3.1%
Brookdale Senior Living, Inc. (a)	272,400	7,202,256
Community Health Systems, Inc.	108,900	5,105,232
Emeritus Corp. (a)	240,500	5,574,790
Hanger, Inc. (a)	118,677	3,753,754
HCA Holdings, Inc.	311,300	11,225,478
NMC Health PLC	668,900	2,746,881
Ramsay Health Care Ltd.	138,465	4,534,734
		40,143,125
Health Care Services - 6.0%
BioScrip, Inc. (a)	745,400	12,299,100
Catamaran Corp. (a)	466,904	22,725,887
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Services - continued
MEDNAX, Inc. (a)	233,500	$ 21,383,930
Quest Diagnostics, Inc.	350,154	21,229,837
		77,638,754
Managed Health Care - 4.4%
Aetna, Inc.	55,392	3,519,608
CIGNA Corp.	338,500	24,537,865
Humana, Inc.	194,574	16,418,154
UnitedHealth Group, Inc.	175,129	11,467,447
		55,943,074
TOTAL HEALTH CARE PROVIDERS & SERVICES		220,687,269
HEALTH CARE TECHNOLOGY - 5.1%
Health Care Technology - 5.1%
athenahealth, Inc. (a)(d)	159,535	13,515,805
Cerner Corp. (a)	428,014	41,127,865
HealthStream, Inc. (a)	268,480	6,797,914
HMS Holdings Corp. (a)	194,600	4,534,180
		65,975,764
IT SERVICES - 0.9%
Data Processing & Outsourced Services - 0.9%
Maximus, Inc.	155,600	11,589,088
LIFE SCIENCES TOOLS & SERVICES - 3.1%
Life Sciences Tools & Services - 3.1%
Bruker BioSciences Corp. (a)	196,700	3,176,705
Illumina, Inc. (a)(d)	466,960	34,947,286
Nanostring Technologies, Inc.	144,100	1,152,800
		39,276,791
PERSONAL PRODUCTS - 0.8%
Personal Products - 0.8%
Prestige Brands Holdings, Inc. (a)	360,100	10,493,314
PHARMACEUTICALS - 27.8%
Pharmaceuticals - 27.8%
AbbVie, Inc.	214,401	8,863,337
Actavis, Inc. (a)	420,278	53,047,489
Bayer AG	118,000	12,584,014
Bristol-Myers Squibb Co.	272,400	12,173,556
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Cadence Pharmaceuticals, Inc. (a)	291,865	$ 1,990,519
Endo Health Solutions, Inc. (a)	194,557	7,157,752
Hi-Tech Pharmacal Co., Inc.	122,694	4,073,441
Impax Laboratories, Inc. (a)	311,300	6,210,435
Jazz Pharmaceuticals PLC (a)	101,200	6,955,476
Meda AB (A Shares)	395,600	4,483,321
Merck & Co., Inc.	817,129	37,955,642
Mylan, Inc. (a)	544,708	16,902,289
Optimer Pharmaceuticals, Inc. (a)(d)	354,074	5,123,451
Pacira Pharmaceuticals, Inc. (a)(d)	140,200	4,065,800
Perrigo Co.	170,203	20,594,563
Pfizer, Inc.	778,235	21,798,362
Salix Pharmaceuticals Ltd. (a)	159,500	10,550,925
Sanofi SA	314,771	32,541,215
Shire PLC sponsored ADR	70,000	6,657,700
The Medicines Company (a)	143,998	4,429,378
UCB SA	110,800	5,968,661
Valeant Pharmaceuticals International, Inc. (Canada) (a)	369,698	31,876,214
ViroPharma, Inc. (a)	521,600	14,943,840
Warner Chilcott PLC	1,245,100	24,752,588
		355,699,968
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
Real Estate Development - 0.4%
PT Lippo Karawaci Tbk	31,197,500	4,777,870
TOTAL COMMON STOCKS (Cost $948,757,522)		1,270,397,195
Convertible Preferred Stocks - 0.4%

HEALTH CARE TECHNOLOGY - 0.4%
Health Care Technology - 0.4%
Castlight Health, Inc. Series D (a)(e) (Cost $4,228,610)	700,500	5,575,980
Money Market Funds - 1.9%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c) (Cost $23,998,373)	23,998,373	$ 23,998,373
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $976,984,505)		1,299,971,548
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(18,587,702)
NET ASSETS - 100%		$ 1,281,383,846
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,575,980 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Castlight Health, Inc. Series D	4/25/12	$ 4,228,610
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,474
Fidelity Securities Lending Cash Central Fund	278,018
Total	$ 299,492
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,270,397,195	$ 1,200,499,980	$ 69,897,215	$ -
Convertible Preferred Stocks	5,575,980	-	-	5,575,980
Money Market Funds	23,998,373	23,998,373	-	-
Total Investments in Securities:	$ 1,299,971,548	$ 1,224,498,353	$ 69,897,215	$ 5,575,980
Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $979,773,167. Net unrealized appreciation aggregated $320,198,381, of which $338,693,672 related to appreciated investment securities and $18,495,291 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® High Income
Central Fund 1

June 30, 2013

1.816013.109

HP1-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 92.6%
	Principal Amount	Value
Aerospace - 1.4%
American Airlines, Inc. pass-thru certificates Series 2013-1B Class B, 5.625% 1/15/21 (d)	$ 200,000	$ 196,500
GenCorp, Inc. 7.125% 3/15/21 (d)	280,000	289,800
Huntington Ingalls Industries, Inc. 7.125% 3/15/21	350,000	376,250
TransDigm, Inc.:
5.5% 10/15/20 (d)	2,185,000	2,064,825
7.5% 7/15/21 (d)	1,190,000	1,216,775
Triumph Group, Inc. 4.875% 4/1/21 (d)	1,570,000	1,562,150
		5,706,300
Air Transportation - 3.2%
Air Canada:
5.375% 11/15/22 (d)	140,000	139,650
6.625% 5/15/18 (d)	825,000	828,878
12% 2/1/16 (d)	1,355,000	1,482,031
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,621,048	1,872,310
6.125% 4/29/18 (d)	190,000	191,900
9.25% 5/10/17	323,892	361,140
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,010,000	1,050,400
6.75% 11/23/15	1,010,000	1,042,825
8.021% 8/10/22	916,679	1,001,472
8.954% 8/10/14	229,191	231,483
Hawaiian Airlines pass-thru certificates:
Series 2013-1 Class A, 3.9% 1/15/26	250,000	235,625
Series 2013-1 Class B, 4.95% 1/15/22	250,000	235,625
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	137,837	145,419
U.S. Airways Group, Inc. 6.125% 6/1/18	825,000	777,563
U.S. Airways pass-thru certificates Series 2012-2C, 5.45% 6/3/18	940,000	893,000
U.S. Airways pass-thru Trust Series 2013-1:
Class A, 3.95% 5/15/27	460,000	442,750
Class B, 5.375% 5/15/23	190,000	186,675
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	569,320	586,399
9.75% 1/15/17	789,473	901,973
12% 1/15/16 (d)	233,071	261,040
United Continental Holdings, Inc. 6.375% 6/1/18	80,000	78,600
		12,946,758
Nonconvertible Bonds - continued
	Principal Amount	Value
Automotive - 3.3%
American Axle & Manufacturing, Inc. 6.25% 3/15/21	$ 1,240,000	$ 1,255,500
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	2,985,000	3,257,381
8.25% 6/15/21	375,000	414,375
Dana Holding Corp.:
6.5% 2/15/19	685,000	722,675
6.75% 2/15/21	1,535,000	1,627,100
General Motors Financial Co., Inc.:
2.75% 5/15/16 (d)	435,000	427,931
3.25% 5/15/18 (d)	235,000	228,538
4.25% 5/15/23 (d)	205,000	190,906
4.75% 8/15/17 (d)	1,250,000	1,281,250
Jaguar Land Rover PLC 5.625% 2/1/23 (d)	1,935,000	1,872,113
TRW Automotive, Inc. 4.5% 3/1/21 (d)	1,950,000	1,945,125
		13,222,894
Banks & Thrifts - 0.2%
Synovus Financial Corp.:
5.125% 6/15/17	200,000	196,500
7.875% 2/15/19	415,000	462,725
		659,225
Broadcasting - 0.7%
AMC Networks, Inc. 4.75% 12/15/22	1,795,000	1,732,175
Starz LLC/Starz Finance Corp. 5% 9/15/19	1,045,000	1,029,325
		2,761,500
Building Materials - 3.0%
Associated Materials LLC 9.125% 11/1/17	115,000	121,613
Building Materials Corp. of America:
6.75% 5/1/21 (d)	555,000	589,688
6.875% 8/15/18 (d)	1,405,000	1,482,275
HD Supply, Inc.:
7.5% 7/15/20 (d)	1,655,000	1,679,825
8.125% 4/15/19	175,000	191,625
10.5% 1/15/21	3,095,000	3,199,611
Headwaters, Inc. 7.625% 4/1/19	760,000	790,400
Masco Corp. 5.95% 3/15/22	720,000	756,000
Texas Industries, Inc. 9.25% 8/15/20	2,425,000	2,612,938
USG Corp. 9.75% 1/15/18	500,000	567,500
		11,991,475
Cable TV - 4.6%
Cablevision Systems Corp. 7.75% 4/15/18	795,000	854,625
Nonconvertible Bonds - continued
	Principal Amount	Value
Cable TV - continued
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25% 3/15/21 (d)	$ 465,000	$ 458,025
5.25% 9/30/22	1,495,000	1,420,250
5.75% 9/1/23 (d)	865,000	834,725
5.75% 1/15/24	975,000	940,875
6.5% 4/30/21	2,690,000	2,804,325
6.625% 1/31/22	1,220,000	1,277,950
7% 1/15/19	2,710,000	2,865,825
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)	1,235,000	1,256,613
Cogeco Cable, Inc. 4.875% 5/1/20 (d)	190,000	184,775
DISH DBS Corp. 4.25% 4/1/18 (d)	340,000	333,200
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (d)	710,000	766,800
Lynx I Corp. 5.375% 4/15/21 (d)	310,000	310,000
Lynx II Corp. 6.375% 4/15/23 (d)	200,000	201,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (d)	605,000	580,074
7.5% 3/15/19 (d)	415,000	436,788
UPCB Finance III Ltd. 6.625% 7/1/20 (d)	675,000	698,625
UPCB Finance V Ltd. 7.25% 11/15/21 (d)	595,000	629,570
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (d)	1,530,000	1,583,550
		18,438,095
Capital Goods - 0.7%
Amsted Industries, Inc. 8.125% 3/15/18 (d)	990,000	1,044,450
JB Poindexter & Co., Inc. 9% 4/1/22 (d)	1,515,000	1,590,750
		2,635,200
Chemicals - 3.2%
Ashland, Inc.:
3% 3/15/16 (d)	315,000	316,575
3.875% 4/15/18 (d)	630,000	618,975
Axiall Corp. 4.875% 5/15/23 (d)	500,000	475,000
Celanese U.S. Holdings LLC:
4.625% 11/15/22	585,000	573,300
6.625% 10/15/18	1,225,000	1,292,375
Eagle Spinco, Inc. 4.625% 2/15/21 (d)	300,000	287,250
Hexion U.S. Finance Corp. 6.625% 4/15/20 (d)	1,300,000	1,293,500
INEOS Finance PLC 8.375% 2/15/19 (d)	1,665,000	1,819,013
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - continued
Kinove German Bondco GmbH 9.625% 6/15/18 (d)	$ 1,304,000	$ 1,411,580
Nufarm Australia Ltd. 6.375% 10/15/19 (d)	455,000	455,000
Rockwood Specialties Group, Inc. 4.625% 10/15/20	1,670,000	1,674,175
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (d)	1,740,000	1,670,400
Tronox Finance LLC 6.375% 8/15/20 (d)	1,105,000	1,041,463
		12,928,606
Consumer Products - 0.2%
Associated Materials LLC/AMH New Finance, Inc. 9.125% 11/1/17 (d)	315,000	333,113
First Quality Finance Co., Inc. 4.625% 5/15/21 (d)	445,000	418,300
		751,413
Containers - 3.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
7% 11/15/20 (d)	1,510,000	1,449,600
7.375% 10/15/17 (d)	200,000	213,000
Ball Corp. 4% 11/15/23	970,000	897,250
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (d)	120,000	113,705
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (d)	3,150,000	2,968,875
Graphic Packaging International, Inc. 4.75% 4/15/21	125,000	120,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.875% 8/15/19	500,000	545,000
8.5% 5/15/18 (c)	1,995,000	2,054,850
9.875% 8/15/19	2,850,000	3,049,500
Sealed Air Corp.:
6.5% 12/1/20 (d)	480,000	506,400
8.375% 9/15/21 (d)	1,035,000	1,159,200
		13,077,380
Diversified Financial Services - 4.5%
Aircastle Ltd.:
6.25% 12/1/19	640,000	664,800
9.75% 8/1/18	1,035,000	1,135,913
CIT Group, Inc.:
4.25% 8/15/17	1,195,000	1,200,975
5% 5/15/17	1,255,000	1,281,669
5.375% 5/15/20	835,000	854,831
5.5% 2/15/19 (d)	1,280,000	1,321,600
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	$ 1,875,000	$ 1,935,938
8% 1/15/18	1,870,000	1,963,500
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(g)	580,000	527,800
International Lease Finance Corp.:
3.875% 4/15/18	910,000	855,400
5.875% 4/1/19	1,140,000	1,151,400
6.25% 5/15/19	900,000	924,750
6.75% 9/1/16 (d)	1,000,000	1,080,000
8.625% 9/15/15	1,225,000	1,341,375
8.625% 1/15/22	1,680,000	1,932,000
		18,171,951
Diversified Media - 1.6%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (d)	925,000	948,125
6.5% 11/15/22 (d)	1,820,000	1,874,600
MDC Partners, Inc. 6.75% 4/1/20 (d)	320,000	320,000
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20 (d)	910,000	873,600
Quebecor Media, Inc.:
5.75% 1/15/23	1,950,000	1,901,250
7.75% 3/15/16	547,000	555,205
		6,472,780
Electric Utilities - 6.3%
Atlantic Power Corp. 9% 11/15/18	2,830,000	2,858,300
Dolphin Subsidiary II, Inc. 6.5% 10/15/16	3,135,000	3,276,075
GenOn Energy, Inc.:
9.5% 10/15/18	1,060,000	1,176,600
9.875% 10/15/20	790,000	869,000
Mirant Americas Generation LLC:
8.5% 10/1/21	2,710,000	2,913,250
9.125% 5/1/31	3,730,000	3,991,100
NSG Holdings II, LLC 7.75% 12/15/25 (d)	4,815,000	4,983,525
Otter Tail Corp. 9% 12/15/16	1,115,000	1,234,640
Puget Energy, Inc.:
5.625% 7/15/22	440,000	466,487
6.5% 12/15/20	510,000	571,203
The AES Corp.:
4.875% 5/15/23	475,000	441,750
7.375% 7/1/21	2,060,000	2,260,850
		25,042,780
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - 13.4%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	$ 765,000	$ 709,538
Antero Resources Finance Corp.:
7.25% 8/1/19	780,000	805,506
9.375% 12/1/17	2,003,000	2,133,195
Approach Resources, Inc. 7% 6/15/21	1,195,000	1,203,963
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 4.75% 11/15/21 (d)	260,000	234,000
Chesapeake Energy Corp.:
5.375% 6/15/21	685,000	681,575
6.125% 2/15/21	3,795,000	3,984,750
6.875% 11/15/20	490,000	531,650
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	290,000	294,350
6.125% 7/15/22	705,000	717,338
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (d)	2,610,000	2,583,900
Continental Resources, Inc. 4.5% 4/15/23 (d)	950,000	921,500
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19	590,000	607,700
Denbury Resources, Inc.:
4.625% 7/15/23	820,000	754,400
6.375% 8/15/21	1,285,000	1,323,550
Energy Partners Ltd. 8.25% 2/15/18	165,000	169,950
Energy Transfer Equity LP 7.5% 10/15/20	1,425,000	1,556,813
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	550,000	592,625
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	1,370,000	1,459,050
9.375% 5/1/20	1,915,000	2,159,163
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	1,472,000	1,545,600
Forbes Energy Services Ltd. 9% 6/15/19	1,770,000	1,743,450
Forest Oil Corp. 7.5% 9/15/20 (d)	1,515,000	1,439,250
Gibson Energy, Inc. 6.75% 7/15/21 (d)	1,015,000	1,012,463
Hornbeck Offshore Services, Inc.:
5% 3/1/21 (d)	660,000	612,150
5.875% 4/1/20	330,000	329,175
Kinder Morgan Finance Co. LLC 6% 1/15/18 (d)	330,000	346,467
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (d)	905,000	862,013
6.5% 5/15/19	1,820,000	1,760,850
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
LINN Energy LLC/LINN Energy Finance Corp.: - continued
7.75% 2/1/21	$ 1,195,000	$ 1,197,988
8.625% 4/15/20	1,515,000	1,590,750
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (d)	1,160,000	1,171,600
Offshore Group Investment Ltd.:
7.125% 4/1/23 (d)	505,000	493,638
7.5% 11/1/19	1,240,000	1,289,600
Oil States International, Inc. 6.5% 6/1/19	1,480,000	1,531,800
Pacific Drilling SA 5.375% 6/1/20 (d)	1,255,000	1,182,838
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	550,000	583,000
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)	1,345,000	1,462,688
Precision Drilling Corp.:
6.5% 12/15/21	125,000	126,563
6.625% 11/15/20	1,630,000	1,687,050
Rosetta Resources, Inc. 5.625% 5/1/21	375,000	366,094
Samson Investment Co. 10% 2/15/20 (d)	1,750,000	1,833,125
SemGroup Corp. 7.5% 6/15/21 (d)	1,655,000	1,679,825
Summit Midstream Holdings LLC 7.5% 7/1/21 (d)	170,000	172,550
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23 (d)	645,000	580,500
5.25% 5/1/23 (d)	690,000	662,400
6.375% 8/1/22	244,000	255,590
6.875% 2/1/21	455,000	482,300
7.875% 10/15/18	1,360,000	1,448,400
Western Refining, Inc. 6.25% 4/1/21 (d)	600,000	586,500
		53,460,733
Entertainment/Film - 0.3%
Cinemark U.S.A., Inc. 4.875% 6/1/23 (d)	430,000	412,800
Regal Entertainment Group 5.75% 6/15/23	770,000	756,525
		1,169,325
Environmental - 1.6%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (d)	1,410,000	1,431,150
Clean Harbors, Inc. 5.125% 6/1/21	2,300,000	2,317,250
Covanta Holding Corp. 7.25% 12/1/20	1,235,000	1,295,004
Nonconvertible Bonds - continued
	Principal Amount	Value
Environmental - continued
Tervita Corp.:
8% 11/15/18 (d)	$ 415,000	$ 417,075
9.75% 11/1/19 (d)	1,095,000	1,018,350
		6,478,829
Food & Drug Retail - 4.9%
ESAL GmbH 6.25% 2/5/23 (d)	2,560,000	2,337,280
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)	1,315,000	1,255,825
Rite Aid Corp.:
6.75% 6/15/21 (d)(f)	1,720,000	1,689,900
9.25% 3/15/20	7,670,000	8,456,148
9.5% 6/15/17	5,530,000	5,730,463
		19,469,616
Food/Beverage/Tobacco - 0.7%
Barry Callebaut Services NV 5.5% 6/15/23 (d)	495,000	486,338
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 8.25% 2/1/20 (d)	1,410,000	1,476,975
Post Holdings, Inc. 7.375% 2/15/22	865,000	925,550
		2,888,863
Gaming - 2.7%
Ameristar Casinos, Inc. 7.5% 4/15/21	1,480,000	1,546,600
MCE Finance Ltd. 5% 2/15/21 (d)	1,260,000	1,171,800
MGM Mirage, Inc.:
6.75% 10/1/20	1,600,000	1,656,000
8.625% 2/1/19	1,110,000	1,262,625
10% 11/1/16	1,580,000	1,848,600
11.375% 3/1/18	1,145,000	1,419,800
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (d)	395,000	381,175
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (d)	645,000	593,400
5.375% 3/15/22	745,000	759,900
		10,639,900
Healthcare - 4.7%
DaVita, Inc. 5.75% 8/15/22	820,000	817,950
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	595,000	587,563
8.75% 3/15/18	855,000	927,675
9.875% 4/15/18	255,000	266,475
Emergency Medical Services Corp. 8.125% 6/1/19	980,000	1,041,250
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
HCA, Inc.:
7.875% 2/15/20	$ 340,000	$ 365,500
8% 10/1/18	760,000	873,050
HealthSouth Corp.:
5.75% 11/1/24	585,000	568,913
7.25% 10/1/18	3,125,000	3,359,375
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (d)	840,000	676,200
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	1,130,000	1,197,800
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	250,000	243,125
8.125% 11/1/18	1,854,000	1,988,415
Valeant Pharmaceuticals International 6.875% 12/1/18 (d)	2,275,000	2,331,875
VPI Escrow Corp. 6.375% 10/15/20 (d)	2,390,000	2,360,125
VPII Escrow Corp. 6.75% 8/15/18 (d)(f)	1,245,000	1,277,681
		18,882,972
Homebuilders/Real Estate - 3.3%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (d)	265,000	259,700
CB Richard Ellis Services, Inc.:
5% 3/15/23	630,000	595,350
6.625% 10/15/20	1,344,000	1,417,920
D.R. Horton, Inc.:
3.625% 2/15/18	1,330,000	1,306,725
4.375% 9/15/22	610,000	579,500
4.75% 2/15/23	445,000	428,313
Lennar Corp.:
4.125% 12/1/18 (d)	1,330,000	1,260,175
4.75% 11/15/22 (d)	265,000	251,750
6.95% 6/1/18	1,160,000	1,252,800
12.25% 6/1/17	1,440,000	1,846,800
Standard Pacific Corp. 8.375% 5/15/18	2,750,000	3,135,000
Toll Brothers Finance Corp. 4.375% 4/15/23	1,095,000	1,018,350
		13,352,383
Leisure - 2.5%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21 (d)	595,000	563,763
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	1,780,000	1,922,400
NCL Corp. Ltd. 5% 2/15/18 (d)	2,590,000	2,564,100
Nonconvertible Bonds - continued
	Principal Amount	Value
Leisure - continued
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	$ 1,955,000	$ 1,906,125
7.5% 10/15/27	530,000	575,050
yankee 7.25% 6/15/16	2,310,000	2,541,000
		10,072,438
Metals/Mining - 2.0%
Alpha Natural Resources, Inc.:
6% 6/1/19	750,000	611,250
6.25% 6/1/21	75,000	59,813
Boart Longyear Management Pty Ltd. 7% 4/1/21 (d)	1,245,000	1,173,413
CONSOL Energy, Inc. 8% 4/1/17	585,000	615,713
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)	1,755,000	1,752,806
7% 11/1/15 (d)	2,385,000	2,408,850
New Gold, Inc. 6.25% 11/15/22 (d)	340,000	323,850
Walter Energy, Inc. 8.5% 4/15/21 (d)	1,410,000	1,120,950
		8,066,645
Paper - 0.6%
Sappi Papier Holding GmbH:
6.625% 4/15/21 (d)	1,520,000	1,474,400
7.75% 7/15/17 (d)	745,000	785,975
		2,260,375
Publishing/Printing - 0.4%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (d)	1,630,000	1,666,675
Services - 2.6%
APX Group, Inc.:
6.375% 12/1/19 (d)	1,520,000	1,444,000
8.75% 12/1/20 (d)	715,000	681,038
ARAMARK Corp. 5.75% 3/15/20 (d)	455,000	465,238
Audatex North America, Inc. 6% 6/15/21 (d)	995,000	997,488
FTI Consulting, Inc. 6.75% 10/1/20	2,955,000	3,102,750
Hertz Corp.:
4.25% 4/1/18 (d)	840,000	812,700
6.75% 4/15/19	1,135,000	1,200,263
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (d)	1,410,000	1,492,838
		10,196,315
Nonconvertible Bonds - continued
	Principal Amount	Value
Shipping - 0.4%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	$ 1,340,000	$ 1,390,250
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (d)	110,000	117,975
		1,508,225
Steel - 1.4%
JMC Steel Group, Inc. 8.25% 3/15/18 (d)	1,900,000	1,857,250
Severstal Columbus LLC 10.25% 2/15/18	1,705,000	1,803,038
Steel Dynamics, Inc.:
5.25% 4/15/23 (d)	190,000	187,150
6.125% 8/15/19 (d)	1,520,000	1,599,800
		5,447,238
Super Retail - 1.3%
Claire's Stores, Inc.:
7.75% 6/1/20 (d)	165,000	159,638
9% 3/15/19 (d)	1,285,000	1,410,288
CST Brands, Inc. 5% 5/1/23 (d)	110,000	106,975
Netflix, Inc. 5.375% 2/1/21 (d)	1,905,000	1,885,950
The Bon-Ton Department Stores, Inc. 8% 6/15/21 (d)	1,650,000	1,666,500
		5,229,351
Technology - 5.8%
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)	1,130,000	1,059,375
Ceridian Corp. 11.25% 11/15/15	1,645,000	1,667,619
Compiler Finance Sub, Inc. 7% 5/1/21 (d)	585,000	570,375
First Data Corp.:
7.375% 6/15/19 (d)	550,000	565,125
12.625% 1/15/21	1,730,000	1,829,475
Flextronics International Ltd. 4.625% 2/15/20 (d)	1,205,000	1,168,850
IAC/InterActiveCorp 4.75% 12/15/22 (d)	2,915,000	2,754,675
Lucent Technologies, Inc.:
6.45% 3/15/29	700,000	530,250
6.5% 1/15/28	865,000	648,750
NCR Corp. 4.625% 2/15/21	1,295,000	1,236,725
Nuance Communications, Inc. 5.375% 8/15/20 (d)	1,995,000	1,970,063
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (d)	1,085,000	1,063,300
5.75% 2/15/21 (d)	330,000	334,125
Sanmina-SCI Corp. 7% 5/15/19 (d)	2,180,000	2,223,600
Seagate HDD Cayman 4.75% 6/1/23 (d)	655,000	610,788
Softbank Corp. 4.5% 4/15/20 (d)	1,005,000	957,263
Spansion LLC 7.875% 11/15/17	1,445,000	1,459,450
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
VeriSign, Inc. 4.625% 5/1/23 (d)	$ 360,000	$ 349,200
Viasystems, Inc. 7.875% 5/1/19 (d)	515,000	543,325
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	1,095,000	1,163,438
13.375% 10/15/19	585,000	646,425
		23,352,196
Telecommunications - 7.6%
Altice Financing SA 7.875% 12/15/19 (d)	1,170,000	1,222,650
Altice Finco SA 9.875% 12/15/20 (d)	270,000	288,900
Digicel Group Ltd.:
6% 4/15/21 (d)	2,255,000	2,153,525
7% 2/15/20 (d)	200,000	199,000
8.25% 9/1/17 (d)	2,560,000	2,662,400
DigitalGlobe, Inc. 5.25% 2/1/21 (d)	1,105,000	1,058,038
Equinix, Inc. 4.875% 4/1/20	415,000	406,700
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (d)	700,000	656,250
6.625% 12/15/22 (d)	1,165,000	1,127,138
6.625% 12/15/22 (d)	700,000	679,000
7.25% 4/1/19	1,590,000	1,653,600
7.25% 10/15/20	1,135,000	1,191,750
7.5% 4/1/21	1,780,000	1,853,425
Intelsat Luxembourg SA:
7.75% 6/1/21 (d)	2,335,000	2,358,350
8.125% 6/1/23 (d)	835,000	862,138
MasTec, Inc. 4.875% 3/15/23	425,000	403,750
NeuStar, Inc. 4.5% 1/15/23 (d)	975,000	921,375
NII Capital Corp.:
7.625% 4/1/21	830,000	645,325
10% 8/15/16	505,000	489,850
SBA Communications Corp. 5.625% 10/1/19 (d)	195,000	193,050
Sprint Capital Corp. 6.875% 11/15/28	540,000	518,400
Sprint Nextel Corp.:
6% 11/15/22	620,000	606,050
7% 8/15/20	1,625,000	1,706,250
9% 11/15/18 (d)	625,000	731,250
Telesat Canada/Telesat LLC 6% 5/15/17 (d)	2,555,000	2,606,100
Wind Acquisition Finance SA 11.75% 7/15/17 (d)	835,000	868,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(g)	$ 1,560,843	$ 1,572,549
Zayo Group LLC/Zayo Capital, Inc. 8.125% 1/1/20	870,000	941,775
		30,576,988
Textiles & Apparel - 0.2%
Hanesbrands, Inc. 6.375% 12/15/20	685,000	732,950
TOTAL NONCONVERTIBLE BONDS (Cost $363,090,175)		370,258,374
Commercial Mortgage Securities - 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (d)(g) (Cost $307,286)	478,755	276,481
Common Stocks - 0.4%
	Shares
Telecommunications - 0.1%
CUI Acquisition Corp. Class E (a)(d)	0*	400,725
Textiles & Apparel - 0.3%
Arena Brands Holding Corp. Class B (a)(h)	144,445	1,155,560
TOTAL COMMON STOCKS (Cost $6,418,632)		1,556,285
Floating Rate Loans - 3.2%
	Principal Amount
Air Transportation - 1.6%
Delta Air Lines, Inc. Tranche B 1LN, term loan:
4% 10/18/18 (g)	$ 1,805,475	1,801,611
4.25% 4/20/17 (g)	2,650,054	2,653,366
U.S. Airways, Inc.:
Tranche B 1LN, term loan 4.25% 5/21/19 (g)	1,255,000	1,236,175
Tranche B 2LN, term loan 3.5% 11/21/16 (g)	835,000	835,000
		6,526,152
Energy - 0.1%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (g)	420,000	425,250
Floating Rate Loans - continued
	Principal Amount	Value
Insurance - 1.0%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (g)	$ 1,303,450	$ 1,287,157
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (g)	1,100,000	1,144,000
Stoneriver Group LP:
Tranche 2LN, term loan 8.5% 5/29/20 (g)	525,000	521,063
Tranche B 1LN, term loan 4.5% 11/29/19 (g)	1,045,000	1,030,684
		3,982,904
Technology - 0.5%
First Data Corp. term loan 4.193% 3/24/18 (g)	1,995,000	1,942,631
TOTAL FLOATING RATE LOANS (Cost $12,728,834)		12,876,937
Preferred Securities - 0.1%

Entertainment/Film - 0.1%
NBCUniversal Enterprise, Inc. 5.25% (d)(e) (Cost $595,607)	595,000	596,019
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 0.13% (b) (Cost $11,459,578)	11,459,578	11,459,578
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $394,600,112)		397,023,674
NET OTHER ASSETS (LIABILITIES) - 0.7%		2,808,564
NET ASSETS - 100%		$ 399,832,238
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $162,116,437 or 40.5% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,155,560 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security A	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
A Acquired as a result of an in-kind exchange and represents the original acquisition date and cost.
* Amount represents less than 1 share
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,469
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,155,560	$ -	$ -	$ 1,155,560
Telecommunication Services	400,725	-	-	400,725
Corporate Bonds	370,258,374	-	370,258,374	-
Commercial Mortgage Securities	276,481	-	-	276,481
Floating Rate Loans	12,876,937	-	12,876,937	-
Preferred Securities	596,019	-	596,019	-
Money Market Funds	11,459,578	11,459,578	-	-
Total Investments in Securities:	$ 397,023,674	$ 11,459,578	$ 383,731,330	$ 1,832,766
Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $393,860,154. Net unrealized appreciation aggregated $3,163,520, of which $14,319,804 related to appreciated investment securities and $11,156,284 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Industrials
Central Fund

June 30, 2013

1.851901.106

INCIP-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
AEROSPACE & DEFENSE - 14.4%
Aerospace & Defense - 14.4%
Honeywell International, Inc.	580,282	$ 46,039,574
Precision Castparts Corp.	51,385	11,613,524
Teledyne Technologies, Inc. (a)	201,412	15,579,218
Textron, Inc.	470,218	12,249,179
United Technologies Corp.	765,858	71,178,843
		156,660,338
AIR FREIGHT & LOGISTICS - 0.8%
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	158,900	8,947,659
AUTO COMPONENTS - 1.6%
Auto Parts & Equipment - 1.6%
Johnson Controls, Inc.	467,475	16,730,930
BUILDING PRODUCTS - 1.1%
Building Products - 1.1%
A.O. Smith Corp.	337,845	12,257,017
Aspen Aerogels, Inc. warrants 3/28/23 (a)	7,639,470	76
		12,257,093
COMMERCIAL SERVICES & SUPPLIES - 3.2%
Environmental & Facility Services - 3.2%
Republic Services, Inc.	325,092	11,033,622
Stericycle, Inc. (a)	87,775	9,692,993
Waste Connections, Inc.	333,117	13,704,433
		34,431,048
CONSTRUCTION & ENGINEERING - 2.1%
Construction & Engineering - 2.1%
EMCOR Group, Inc.	240,375	9,771,244
URS Corp.	282,473	13,338,375
		23,109,619
ELECTRICAL EQUIPMENT - 7.4%
Electrical Components & Equipment - 7.4%
AMETEK, Inc.	266,362	11,267,113
Eaton Corp. PLC	503,088	33,108,221
Generac Holdings, Inc.	163,802	6,062,312
Common Stocks - continued
	Shares	Value
ELECTRICAL EQUIPMENT - CONTINUED
Electrical Components & Equipment - continued
Hubbell, Inc. Class B	204,601	$ 20,255,499
Rockwell Automation, Inc.	110,400	9,178,656
		79,871,801
INDUSTRIAL CONGLOMERATES - 22.1%
Industrial Conglomerates - 22.1%
3M Co.	366,039	40,026,365
Danaher Corp.	979,405	61,996,337
General Electric Co.	5,956,067	138,121,196
		240,143,898
LIFE SCIENCES TOOLS & SERVICES - 0.8%
Life Sciences Tools & Services - 0.8%
Eurofins Scientific SA	39,704	8,387,779
MACHINERY - 29.4%
Construction & Farm Machinery & Heavy Trucks - 11.5%
Caterpillar, Inc.	464,026	38,277,505
Cummins, Inc.	194,433	21,088,203
Manitowoc Co., Inc.	947,484	16,969,438
Oshkosh Truck Corp. (a)	190,484	7,232,677
PACCAR, Inc.	293,026	15,723,775
Toro Co.	204,218	9,273,539
Wabtec Corp.	308,390	16,477,278
		125,042,415
Industrial Machinery - 17.9%
Donaldson Co., Inc.	227,500	8,112,650
Dover Corp.	217,076	16,858,122
GEA Group AG	286,257	10,146,073
Graco, Inc.	191,029	12,074,943
Harsco Corp.	478,896	11,105,598
IDEX Corp.	219,100	11,789,771
Ingersoll-Rand PLC	265,140	14,720,573
ITT Corp.	39,800	1,170,518
Nordson Corp.	89,171	6,180,442
Pall Corp.	228,154	15,156,270
Parker Hannifin Corp.	210,622	20,093,339
Pentair Ltd.	304,913	17,590,431
Stanley Black & Decker, Inc.	223,835	17,302,446
Timken Co.	253,120	14,245,594
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
TriMas Corp. (a)	357,044	$ 13,310,600
Valmont Industries, Inc.	32,700	4,679,043
		194,536,413
TOTAL MACHINERY		319,578,828
PROFESSIONAL SERVICES - 7.3%
Human Resource & Employment Services - 1.9%
Towers Watson & Co.	251,660	20,621,020
Research & Consulting Services - 5.4%
Bureau Veritas SA	196,480	5,088,110
Dun & Bradstreet Corp.	247,628	24,131,349
Nielsen Holdings B.V.	492,800	16,553,152
Verisk Analytics, Inc. (a)	222,484	13,282,295
		59,054,906
TOTAL PROFESSIONAL SERVICES		79,675,926
ROAD & RAIL - 5.1%
Railroads - 3.8%
Union Pacific Corp.	262,080	40,433,702
Trucking - 1.3%
Con-way, Inc.	61,939	2,413,143
J.B. Hunt Transport Services, Inc.	164,650	11,894,316
		14,307,459
TOTAL ROAD & RAIL		54,741,161
TRADING COMPANIES & DISTRIBUTORS - 3.7%
Trading Companies & Distributors - 3.7%
Applied Industrial Technologies, Inc.	55,415	2,678,207
W.W. Grainger, Inc.	53,350	13,453,803
Watsco, Inc.	129,300	10,856,028
WESCO International, Inc. (a)	187,666	12,753,781
		39,741,819
TOTAL COMMON STOCKS (Cost $852,386,843)		1,074,277,899
Convertible Bonds - 0.4%
	Principal Amount	Value
BUILDING PRODUCTS - 0.4%
Building Products - 0.4%
Aspen Aerogels, Inc.:
8% 6/1/14 (c)	$ 1,729,039	$ 1,729,039
8% 12/6/14 (c)	2,440,460	2,440,460
8% 3/28/16 (c)	197,531	197,531
TOTAL CONVERTIBLE BONDS (Cost $4,366,954)		4,367,030
Money Market Funds - 0.5%
	Shares
Fidelity Cash Central Fund, 0.13% (b) (Cost $6,005,864)	6,005,864	6,005,864
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $862,759,661)		1,084,650,793
NET OTHER ASSETS (LIABILITIES) - 0.1%		957,783
NET ASSETS - 100%		$ 1,085,608,576
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,367,030 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc.:
8% 6/1/14	6/14/11 - 12/31/12	$ 1,729,039
8% 12/6/14	12/6/11 - 12/31/12	$ 2,440,460
8% 3/28/16	5/16/13	$ 197,455
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,119
Fidelity Securities Lending Cash Central Fund	10,091
Total	$ 38,210
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,074,277,899	$ 1,074,277,823	$ -	$ 76
Convertible Bonds	4,367,030	-	-	4,367,030
Money Market Funds	6,005,864	6,005,864	-	-
Total Investments in Securities:	$ 1,084,650,793	$ 1,080,283,687	$ -	$ 4,367,106
Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $866,446,775. Net unrealized appreciation aggregated $218,204,018, of which $222,380,530 related to appreciated investment securities and $4,176,512 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Equity
Central Fund

June 30, 2013

1.859215.105

INTCEN-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 6.9%
Australia & New Zealand Banking Group Ltd.	1,128,750	$ 29,503,086
BHP Billiton Ltd.	966,748	27,825,737
Caltex Australia Ltd.	295,443	4,877,063
CSL Ltd.	318,954	17,962,848
Iluka Resources Ltd. (d)	939,293	8,581,714
OZ Minerals Ltd.	1,351,515	5,067,715
QBE Insurance Group Ltd.	732,610	10,110,428
Telstra Corp. Ltd.	1,917,370	8,364,342
Westfield Group unit	1,465,777	15,335,622
Westpac Banking Corp.	912,854	24,110,486
Woodside Petroleum Ltd.	280,839	8,992,014
TOTAL AUSTRALIA		160,731,055
Austria - 1.4%
Erste Group Bank AG	926,700	24,733,932
Voestalpine AG (d)	236,700	8,358,768
TOTAL AUSTRIA		33,092,700
Bailiwick of Guernsey - 0.3%
Resolution Ltd.	1,841,900	7,984,098
Bailiwick of Jersey - 0.9%
Black Earth Farming Ltd. unit (a)	849,236	886,454
UBM PLC	872,400	8,704,312
WPP PLC	724,500	12,383,752
TOTAL BAILIWICK OF JERSEY		21,974,518
Belgium - 2.7%
Anheuser-Busch InBev SA NV	282,016	25,390,808
KBC Ancora (a)	122,100	2,383,972
KBC Groupe SA	702,892	26,171,268
Solvay SA Class A	68,000	8,913,178
TOTAL BELGIUM		62,859,226
Bermuda - 0.5%
Cheung Kong Infrastructure Holdings Ltd.	598,000	3,986,127
Oriental Watch Holdings Ltd.	2,164,000	705,890
Vostok Nafta Investment Ltd. SDR	1,464,200	7,074,168
TOTAL BERMUDA		11,766,185
Brazil - 0.6%
Arezzo Industria e Comercio SA	256,700	3,926,399
Common Stocks - continued
	Shares	Value
Brazil - continued
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	140,700	$ 5,255,145
Qualicorp SA (a)	739,600	5,631,480
TOTAL BRAZIL		14,813,024
British Virgin Islands - 0.0%
Luxoft Holding, Inc.	10,300	204,867
Canada - 0.5%
Goldcorp, Inc.	96,000	2,384,254
Suncor Energy, Inc.	281,300	8,291,623
TOTAL CANADA		10,675,877
Cayman Islands - 0.2%
Value Partners Group Ltd.	8,942,000	4,819,149
China - 0.2%
Industrial & Commercial Bank of China Ltd. (H Shares)	8,983,000	5,663,562
Denmark - 0.6%
Carlsberg A/S Series B	83,800	7,502,382
FLSmidth & Co. A/S	114,100	5,195,143
TOTAL DENMARK		12,697,525
Finland - 0.9%
Amer Group PLC (A Shares)	435,100	8,019,486
Sampo Oyj (A Shares)	355,600	13,858,230
TOTAL FINLAND		21,877,716
France - 10.2%
Alstom SA (d)	353,055	11,562,380
Arkema SA	91,900	8,436,914
Atos Origin SA	73,064	5,422,816
Carrefour SA	439,292	12,082,228
Christian Dior SA	101,900	16,447,129
Danone SA	57,700	4,330,566
Dassault Systemes SA	49,500	6,055,289
EDF SA	206,600	4,796,204
Eutelsat Communications	186,400	5,291,707
GDF Suez	283,400	5,549,914
Ipsos SA	207,290	7,823,403
Lafarge SA (Bearer) (d)	155,800	9,580,134
Parrot SA (a)	78,391	2,181,565
PPR SA	79,200	16,097,610
PPR SA rights 10/1/13 (a)	79,700	207,794
Common Stocks - continued
	Shares	Value
France - continued
Remy Cointreau SA	136,619	$ 14,496,711
Sanofi SA	414,466	42,847,744
Societe Generale Series A	174,800	6,006,750
Sodexo SA	95,500	7,955,685
Suez Environnement SA	289,921	3,745,076
Technip SA	76,300	7,747,633
Total SA sponsored ADR (d)	493,100	24,013,970
VINCI SA	298,494	14,979,956
TOTAL FRANCE		237,659,178
Germany - 6.2%
adidas AG	94,400	10,215,891
BASF AG	291,336	26,025,697
Daimler AG (Germany)	334,828	20,259,505
Deutsche Boerse AG	121,700	8,010,834
E.ON AG	495,936	8,140,198
GEA Group AG	255,980	9,072,937
HeidelbergCement Finance AG	139,300	9,368,796
Hugo Boss AG	56,400	6,210,745
Infineon Technologies AG	483,200	4,044,195
MTU Aero Engines Holdings AG	61,300	5,912,524
SAP AG	153,690	11,222,914
Siemens AG	224,777	22,761,720
TAG Immobilien AG	350,182	3,820,180
TOTAL GERMANY		145,066,136
Hong Kong - 1.7%
AIA Group Ltd.	4,040,200	17,111,877
Hysan Development Co. Ltd.	1,382,000	5,995,874
Sun Hung Kai Properties Ltd.	755,503	9,750,562
Wing Hang Bank Ltd.	642,377	5,768,601
TOTAL HONG KONG		38,626,914
India - 0.7%
Apollo Hospitals Enterprise Ltd.	417,900	7,394,836
Axis Bank Ltd.	161,550	3,596,090
Housing Development Finance Corp. Ltd. (a)	418,464	6,178,939
TOTAL INDIA		17,169,865
Indonesia - 0.5%
PT Bank Rakyat Indonesia Tbk	15,087,500	11,781,210
Common Stocks - continued
	Shares	Value
Ireland - 0.7%
Prothena Corp. PLC (a)	1	$ 13
Ryanair Holdings PLC sponsored ADR	294,100	15,154,973
TOTAL IRELAND		15,154,986
Israel - 0.7%
Bezeq Israeli Telecommunication Corp. Ltd.	2,936,900	3,923,887
Israel Chemicals Ltd.	844,400	8,340,584
Kamada (a)	164,200	1,841,723
NICE Systems Ltd. sponsored ADR	87,400	3,224,186
TOTAL ISRAEL		17,330,380
Italy - 3.5%
Autogrill SpA (a)	578,500	8,042,088
Azimut Holding SpA	520,200	9,472,885
De Longhi SpA	521,800	8,157,204
ENI SpA	854,500	17,537,740
Moleskine SpA	1,102,282	2,503,700
Pirelli & C SpA	690,800	7,998,204
Prada SpA	695,600	6,313,812
Prysmian SpA	769,700	14,376,978
Telecom Italia SpA	8,936,400	6,228,695
TOTAL ITALY		80,631,306
Japan - 18.5%
AEON Mall Co. Ltd.	294,600	7,308,430
ASAHI INTECC Co. Ltd.	80,500	3,933,085
Astellas Pharma, Inc.	378,700	20,572,540
Canon, Inc.	162,100	5,312,550
Credit Saison Co. Ltd.	277,700	6,977,787
Daikin Industries Ltd.	259,400	10,484,897
Daito Trust Construction Co. Ltd.	87,000	8,197,117
East Japan Railway Co.	180,000	14,009,858
Hirose Electric Co. Ltd.	42,100	5,544,999
Hitachi Ltd.	1,920,000	12,302,401
Honda Motor Co. Ltd.	494,200	18,359,248
INPEX Corp.	1,560	6,483,672
Japan Tobacco, Inc.	1,056,000	37,274,215
JSR Corp.	430,900	8,718,678
Kansai Electric Power Co., Inc.	194,800	2,666,483
Keyence Corp.	17,900	5,703,133
Kubota Corp.	731,000	10,638,513
Lasertec Corp.	140,300	1,774,475
Mitsubishi Heavy Industries Ltd.	2,319,000	12,892,618
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi UFJ Financial Group, Inc.	1,012,100	$ 6,250,598
Murata Manufacturing Co. Ltd.	116,800	8,884,383
Nippon Telegraph & Telephone Corp.	189,000	9,850,848
Nissan Motor Co. Ltd.	1,076,700	10,791,344
Nitto Denko Corp.	158,300	10,152,671
Nomura Holdings, Inc.	2,004,100	14,751,717
Nomura Real Estate Holdings, Inc.	305,100	6,739,571
NSK Ltd.	815,000	7,774,983
NTT Urban Development Co.	6,221	7,635,672
ORIX Corp.	2,392,500	32,649,779
Osaka Gas Co. Ltd.	1,166,000	4,923,327
Rakuten, Inc.	745,900	8,820,255
Seven & i Holdings Co., Ltd.	280,900	10,287,500
Ship Healthcare Holdings, Inc.	125,100	4,598,808
SoftBank Corp.	282,400	16,438,492
Sumitomo Realty & Development Co. Ltd.	296,000	11,796,812
Taiheiyo Cement Corp.	2,602,000	8,303,498
Tokio Marine Holdings, Inc.	467,700	14,758,259
Tokyo Gas Co. Ltd.	1,135,000	6,261,856
Toshiba Corp.	452,000	2,166,696
Totetsu Kogyo Co. Ltd.	404,200	7,254,853
Toyota Motor Corp.	344,200	20,761,402
TOTAL JAPAN		431,008,023
Korea (South) - 0.3%
Samchully Co. Ltd.	20,839	2,289,298
Samsung Electronics Co. Ltd.	3,158	3,709,765
TOTAL KOREA (SOUTH)		5,999,063
Luxembourg - 0.4%
AZ Electronic Materials SA	549,500	2,567,461
Eurofins Scientific SA	29,200	6,168,728
TOTAL LUXEMBOURG		8,736,189
Netherlands - 2.9%
AerCap Holdings NV (a)	350,700	6,123,222
ASML Holding NV (Netherlands)	140,011	11,052,580
Delta Lloyd NV	796,115	15,953,270
Fugro NV (Certificaten Van Aandelen) (d)	69,889	3,788,943
Koninklijke Philips Electronics NV	734,100	20,012,385
Randstad Holding NV	241,000	9,881,476
TOTAL NETHERLANDS		66,811,876
Common Stocks - continued
	Shares	Value
New Zealand - 0.2%
Telecom Corp. of New Zealand Ltd.	2,724,160	$ 4,749,948
Norway - 1.9%
Aker Solutions ASA	158,100	2,151,171
DNB ASA	1,962,600	28,416,319
Gjensidige Forsikring ASA	540,449	7,949,677
Telenor ASA	279,800	5,545,930
TOTAL NORWAY		44,063,097
Philippines - 0.1%
Manila Water Co., Inc.	3,084,800	2,318,968
Portugal - 0.2%
Energias de Portugal SA	1,273,174	4,101,637
Singapore - 0.4%
Singapore Telecommunications Ltd.	3,438,000	10,225,846
South Africa - 0.3%
Naspers Ltd. Class N	79,700	5,885,757
Spain - 1.6%
Gas Natural SDG SA (d)	223,900	4,514,397
Grifols SA ADR	396,587	11,294,798
Iberdrola SA	1,358,100	7,170,079
Telefonica SA	1,156,170	14,874,594
Telefonica SA sponsored ADR	23	295
TOTAL SPAIN		37,854,163
Sweden - 2.1%
Boliden AB	451,500	5,598,220
Hexagon AB (B Shares)	127,400	3,406,275
Nordea Bank AB	2,264,400	25,324,704
RusForest AB (a)	162,526	49,683
Svenska Handelsbanken AB (A Shares)	226,100	9,076,232
Telefonaktiebolaget LM Ericsson (B Shares)	491,599	5,574,649
TOTAL SWEDEN		49,029,763
Switzerland - 6.3%
Compagnie Financiere Richemont SA Series A	169,286	14,974,163
Nestle SA	379,828	24,924,466
Roche Holding AG:
(Bearer)	14,835	3,687,743
(participation certificate)	218,811	54,439,237
Syngenta AG (Switzerland)	40,164	15,662,306
Common Stocks - continued
	Shares	Value
Switzerland - continued
Transocean Ltd. (United States)	157,300	$ 7,542,535
UBS AG	1,471,207	24,972,031
TOTAL SWITZERLAND		146,202,481
United Kingdom - 19.2%
Aberdeen Asset Management PLC	405,100	2,358,572
Aggreko PLC	297,000	7,417,278
Antofagasta PLC	680,800	8,231,929
Barclays PLC	922,230	3,927,543
BG Group PLC	445,316	7,575,638
BP PLC	3,016,537	20,934,607
British American Tobacco PLC (United Kingdom)	693,600	35,574,455
Bunzl PLC	559,896	10,900,145
Centrica PLC	1,664,866	9,120,905
Diageo PLC	291,533	8,360,092
Diageo PLC sponsored ADR	24,100	2,770,295
Ensco PLC Class A	89,800	5,219,176
Fresnillo PLC	348,200	4,671,026
GlaxoSmithKline PLC	1,622,700	40,561,393
HSBC Holdings PLC (United Kingdom)	1,502,200	15,550,999
Meggitt PLC	2,172,100	17,096,417
National Grid PLC	1,047,300	11,871,801
Partnership Assurance Group PLC	669,075	4,955,856
Prudential PLC	1,545,794	25,231,653
Reckitt Benckiser Group PLC	179,917	12,719,008
Rolls-Royce Group PLC	1,367,770	23,590,713
Royal Dutch Shell PLC Class A (United Kingdom)	851,868	27,212,085
SABMiller PLC	297,400	14,259,720
Scottish & Southern Energy PLC	289,400	6,703,681
Standard Chartered PLC (United Kingdom)	1,145,677	24,865,724
Tesco PLC	2,346,222	11,825,964
The Weir Group PLC	288,330	9,432,899
Unilever PLC	669,499	27,102,786
Unite Group PLC	1,602,469	8,825,374
Vodafone Group PLC	13,724,636	39,330,386
TOTAL UNITED KINGDOM		448,198,120
United States of America - 3.4%
AbbVie, Inc.	359,700	14,869,998
Accuray, Inc. (a)(d)	661,700	3,798,158
Anadarko Petroleum Corp.	77,900	6,693,947
Beam, Inc.	63,975	4,037,462
Common Stocks - continued
	Shares	Value
United States of America - continued
Cameron International Corp. (a)	57,600	$ 3,522,816
Coach, Inc.	83,200	4,749,888
Constellation Brands, Inc. Class A (sub. vtg.) (a)	67,000	3,492,040
Monster Beverage Corp. (a)	114,700	6,970,319
Perrigo Co.	40,200	4,864,200
Philip Morris International, Inc.	65,300	5,656,286
Textron, Inc.	234,900	6,119,145
United Technologies Corp.	136,700	12,704,898
Universal Display Corp. (a)(d)	86,300	2,425,893
TOTAL UNITED STATES OF AMERICA		79,905,050
TOTAL COMMON STOCKS (Cost $2,142,633,500)		2,277,669,458
Nonconvertible Preferred Stocks - 1.0%

Germany - 1.0%
Sartorius AG (non-vtg.)	41,297	4,442,250
Volkswagen AG	92,800	18,789,370
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $20,575,696)		23,231,620
Government Obligations - 0.0%
Principal Amount
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.05% 7/5/13 to 9/12/13 (Cost $1,174,975)	$ 1,175,000	1,174,988
Money Market Funds - 20.5%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	453,312,119	$ 453,312,119
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	23,379,425	23,379,425
TOTAL MONEY MARKET FUNDS (Cost $476,691,544)		476,691,544
TOTAL INVESTMENT PORTFOLIO - 119.2% (Cost $2,641,075,715)		2,778,767,610
NET OTHER ASSETS (LIABILITIES) - (19.2)%		(448,388,583)
NET ASSETS - 100%		$ 2,330,379,027
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 51,754
Fidelity Securities Lending Cash Central Fund	1,125,908
Total	$ 1,177,662
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 257,892,043	$ 186,776,042	$ 71,116,001	$ -
Consumer Staples	275,198,902	106,284,580	168,914,322	-
Energy	162,584,633	90,416,529	72,168,104	-
Financials	573,715,499	386,967,531	186,747,968	-
Health Care	248,909,582	136,396,012	112,513,570	-
Industrials	287,854,611	182,024,784	105,829,827	-
Information Technology	100,213,631	30,674,851	69,538,780	-
Materials	186,838,963	116,176,073	70,662,890	-
Telecommunication Services	119,533,263	32,810,248	86,723,015	-
Utilities	88,159,951	62,436,484	25,723,467	-
Government Obligations	1,174,988	-	1,174,988	-
Money Market Funds	476,691,544	476,691,544	-	-
Total Investments in Securities:	$ 2,778,767,610	$ 1,807,654,678	$ 971,112,932	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 120,228,609
Level 2 to Level 1	$ 0
Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $2,649,180,738. Net unrealized appreciation aggregated $129,586,872, of which $221,960,079 related to appreciated investment securities and $92,373,207 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Information Technology
Central Fund

June 30, 2013

1.851902.106

ITCIP-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
AEROSPACE & DEFENSE - 0.0%
Aerospace & Defense - 0.0%
DigitalGlobe, Inc. (a)	635	$ 19,691
AUTOMOBILES - 0.2%
Automobile Manufacturers - 0.2%
Tesla Motors, Inc. (a)	37,105	3,986,190
COMMUNICATIONS EQUIPMENT - 13.8%
Communications Equipment - 13.8%
AAC Acoustic Technology Holdings, Inc.	36,000	203,299
ADTRAN, Inc. (d)	76,033	1,871,172
ADVA AG Optical Networking (a)	386,323	1,946,561
Alcatel-Lucent SA (a)(d)	633,600	1,153,911
Alcatel-Lucent SA sponsored ADR (a)	2,037,681	3,708,579
Aruba Networks, Inc. (a)	101,822	1,563,986
Brocade Communications Systems, Inc. (a)	31,490	181,382
Ciena Corp. (a)	325,736	6,325,793
Cisco Systems, Inc.	1,807,337	43,936,362
Comba Telecom Systems Holdings Ltd.	141,000	45,085
F5 Networks, Inc. (a)	593,241	40,814,981
Finisar Corp. (a)	159,607	2,705,339
HTC Corp.	20,000	159,493
Infinera Corp. (a)	707,391	7,547,862
JDS Uniphase Corp. (a)	131,887	1,896,535
Juniper Networks, Inc. (a)	3,606,267	69,637,016
Motorola Solutions, Inc.	3,122	180,233
Oplink Communications, Inc. (a)	300	5,211
Palo Alto Networks, Inc.	50,993	2,149,865
Polycom, Inc. (a)	150	1,581
QUALCOMM, Inc.	579,119	35,372,589
Radware Ltd. (a)	291,133	4,014,724
Research In Motion Ltd. (a)(d)	500	5,235
Riverbed Technology, Inc. (a)	943	14,673
Sandvine Corp. (U.K.) (a)	2,529,500	5,050,822
Sonus Networks, Inc. (a)	3,942,871	11,868,042
Spirent Communications PLC	254,100	543,768
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	155,253	1,751,254
ZTE Corp. (H Shares)	461,440	743,678
		245,399,031
COMPUTERS & PERIPHERALS - 10.6%
Computer Hardware - 8.1%
3D Systems Corp. (a)	22,587	991,569
Common Stocks - continued
	Shares	Value
COMPUTERS & PERIPHERALS - CONTINUED
Computer Hardware - continued
Advantech Co. Ltd.	739,000	$ 3,526,093
Apple, Inc.	254,863	100,946,137
Hewlett-Packard Co.	1,294	32,091
Lenovo Group Ltd.	30,768,000	27,887,783
NCR Corp. (a)	133,300	4,397,567
Stratasys Ltd. (a)	10,604	887,979
Toshiba Corp.	1,248,000	5,982,382
Wistron Corp.	180,550	182,237
		144,833,838
Computer Storage & Peripherals - 2.5%
ADLINK Technology, Inc.	3,450	4,536
Catcher Technology Co. Ltd.	2,000	10,410
Chicony Electronics Co. Ltd.	65,000	169,169
EMC Corp.	724,967	17,123,721
Gemalto NV	1,940	175,653
NetApp, Inc.	70,331	2,657,105
SanDisk Corp. (a)	371,935	22,725,229
Synaptics, Inc. (a)	417	16,080
Wacom Co. Ltd.	74,900	827,946
		43,709,849
TOTAL COMPUTERS & PERIPHERALS		188,543,687
DIVERSIFIED CONSUMER SERVICES - 0.0%
Education Services - 0.0%
Educomp Solutions Ltd.	20,737	12,313
New Oriental Education & Technology Group, Inc. sponsored ADR	8,917	197,512
		209,825
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Dynapack International Technology Corp.	28,000	85,018
TECO Electric & Machinery Co. Ltd.	1,045,000	1,046,046
		1,131,064
ELECTRONIC EQUIPMENT & COMPONENTS - 4.3%
Electronic Components - 2.1%
Aeroflex Holding Corp. (a)	28,806	227,279
Amphenol Corp. Class A	45,409	3,539,177
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Components - continued
AU Optronics Corp. (a)	18,000	$ 6,393
Delta Electronics, Inc.	187,000	851,702
DTS, Inc. (a)	3,014	62,028
Innolux Corp. (a)	55,509	27,690
InvenSense, Inc. (a)	263,599	4,054,153
Kyocera Corp.	1,500	152,619
Ledlink Optics, Inc.	564,000	1,633,473
Omron Corp.	110,500	3,294,338
Sunny Optical Technology Group Co. Ltd.	202,000	243,774
Taiyo Yuden Co. Ltd.	419,900	6,385,890
Tong Hsing Electronics Industries Ltd.	1,970,000	9,465,465
TXC Corp.	1,758,000	2,405,005
Universal Display Corp. (a)(d)	57,789	1,624,449
Yaskawa Electric Corp.	283,000	3,434,661
		37,408,096
Electronic Equipment & Instruments - 0.5%
Chroma ATE, Inc.	775,188	1,319,139
FEI Co.	6,900	503,631
Keyence Corp.	17,220	5,486,478
National Instruments Corp.	65,379	1,826,689
RealD, Inc. (a)	26,913	374,091
Test Research, Inc.	16,027	22,567
TPK Holding Co. Ltd. GDR (Reg. S)	2,031	32,529
		9,565,124
Electronic Manufacturing Services - 1.1%
Benchmark Electronics, Inc. (a)	7,000	140,700
Fabrinet (a)	91,300	1,278,200
Jabil Circuit, Inc.	8,756	178,447
Ju Teng International Holdings Ltd.	7,262,000	3,398,774
KEMET Corp. (a)	2,906	11,944
TE Connectivity Ltd.	259,837	11,832,977
Trimble Navigation Ltd. (a)	91,268	2,373,881
		19,214,923
Technology Distributors - 0.6%
Arrow Electronics, Inc. (a)	2	80
Digital China Holdings Ltd. (H Shares)	8,219,000	9,823,316
Redington India Ltd.	124,433	150,700
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Technology Distributors - continued
WPG Holding Co. Ltd.	746,187	$ 883,872
WT Microelectronics Co. Ltd.	37,079	42,745
		10,900,713
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		77,088,856
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.1%
Biosensors International Group Ltd.	2,764,000	2,344,221
HEALTH CARE TECHNOLOGY - 0.7%
Health Care Technology - 0.7%
athenahealth, Inc. (a)	17,459	1,479,126
Cerner Corp. (a)	54,109	5,199,334
So-net M3, Inc.	2,279	5,111,728
		11,790,188
HOUSEHOLD DURABLES - 0.8%
Consumer Electronics - 0.8%
Alpine Electronics, Inc.	583,500	5,874,195
Sharp Corp.	1,000	4,026
Sony Corp.	10,300	217,600
Sony Corp. sponsored ADR (d)	364,900	7,732,231
		13,828,052
Household Appliances - 0.0%
Haier Electronics Group Co. Ltd.	30,000	47,808
TOTAL HOUSEHOLD DURABLES		13,875,860
HOUSEHOLD PRODUCTS - 0.0%
Household Products - 0.0%
NVC Lighting Holdings Ltd.	386,000	118,945
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Samsung Techwin Co. Ltd.	409	23,343
INTERNET & CATALOG RETAIL - 0.6%
Internet Retail - 0.6%
Amazon.com, Inc. (a)	13,283	3,688,556
Ctrip.com International Ltd. sponsored ADR (a)(d)	56,465	1,842,453
Common Stocks - continued
	Shares	Value
INTERNET & CATALOG RETAIL - CONTINUED
Internet Retail - continued
E-Commerce China Dangdang, Inc. ADR (a)	350	$ 2,429
Groupon, Inc. Class A (a)(d)	279,100	2,372,350
Netflix, Inc. (a)	64	13,510
priceline.com, Inc. (a)	1,211	1,001,654
Rakuten, Inc.	2,900	34,292
Start Today Co. Ltd. (d)	86,700	1,697,724
TripAdvisor, Inc. (a)	4,814	293,028
		10,945,996
INTERNET SOFTWARE & SERVICES - 17.3%
Internet Software & Services - 17.3%
Active Network, Inc. (a)	130,681	989,255
Akamai Technologies, Inc. (a)	4,228	179,901
Angie's List, Inc. (a)(d)	227,329	6,035,585
Bankrate, Inc. (a)	53,981	775,167
Bazaarvoice, Inc. (a)	6,100	57,462
ChinaCache International Holdings Ltd. sponsored ADR (a)	11,568	46,850
Cornerstone OnDemand, Inc. (a)	156,077	6,756,573
DealerTrack Holdings, Inc. (a)	65,957	2,336,857
Demandware, Inc. (a)	127,911	5,424,706
E2open, Inc.	99,875	1,747,813
eBay, Inc. (a)	225,967	11,687,013
Equinix, Inc. (a)	200	36,944
Facebook, Inc. Class A (a)	6,138	152,591
Google, Inc. Class A (a)	201,510	177,403,346
INFO Edge India Ltd.	66,452	329,620
IntraLinks Holdings, Inc. (a)	29,560	214,606
Kakaku.com, Inc.	4,900	149,632
Keynote Systems, Inc.	53,786	1,062,811
LinkedIn Corp. (a)	116,223	20,722,561
LivePerson, Inc. (a)	10,500	94,028
LogMeIn, Inc. (a)	752	18,394
Mail.Ru Group Ltd. GDR (e)	2,300	65,918
Marketo, Inc.	2,500	62,175
MercadoLibre, Inc.	130	14,009
Millennial Media, Inc. (a)(d)	241,200	2,100,852
NHN Corp.	11,025	2,803,538
Pandora Media, Inc. (a)	400	7,360
Qihoo 360 Technology Co. Ltd. ADR (a)	20,630	952,487
Rackspace Hosting, Inc. (a)	45,939	1,740,629
Renren, Inc. ADR (a)(d)	7,700	23,023
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
Responsys, Inc. (a)	595,925	$ 8,527,687
SciQuest, Inc. (a)	201,956	5,058,998
SINA Corp. (a)	31,329	1,745,965
SouFun Holdings Ltd. ADR	326	8,091
TelecityGroup PLC	61,700	951,564
Tencent Holdings Ltd.	380,600	14,927,511
Velti PLC (a)	22,864	32,010
VeriSign, Inc. (a)	3,696	165,063
Vocus, Inc. (a)	242,742	2,553,646
Web.com Group, Inc. (a)	68,950	1,765,120
XO Group, Inc. (a)	8,500	95,200
Yahoo!, Inc. (a)	943,801	23,698,843
Yandex NV (a)	99,875	2,759,546
Youku Tudou, Inc. ADR (a)	979	18,787
		306,299,737
IT SERVICES - 10.6%
Data Processing & Outsourced Services - 9.4%
Automatic Data Processing, Inc.	2,802	192,946
EVERTEC, Inc.	22,200	487,734
Fidelity National Information Services, Inc.	645,870	27,669,071
Fiserv, Inc. (a)	31,167	2,724,307
FleetCor Technologies, Inc. (a)	95,200	7,739,760
Global Payments, Inc.	185,918	8,611,722
Jack Henry & Associates, Inc.	44,300	2,087,859
Lender Processing Services, Inc.	12,480	403,728
MasterCard, Inc. Class A	52,944	30,416,328
Paychex, Inc.	118,480	4,326,890
QIWI PLC Class B sponsored ADR	23,100	535,920
Syntel, Inc.	2,488	156,421
Teletech Holdings, Inc. (a)	4,506	105,576
The Western Union Co.	216,969	3,712,340
Total System Services, Inc.	381,662	9,343,086
VeriFone Systems, Inc. (a)	22	370
Visa, Inc. Class A	342,881	62,661,503
WEX, Inc. (a)	57,857	4,437,632
WNS Holdings Ltd. sponsored ADR (a)	11,900	198,611
		165,811,804
IT Consulting & Other Services - 1.2%
Accenture PLC Class A	121,672	8,755,517
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
IT Consulting & Other Services - continued
Bit-isle, Inc. (d)	3,500	$ 35,047
Camelot Information Systems, Inc. ADR (a)	300	522
ChinaSoft International Ltd. (a)	510,000	139,401
Cognizant Technology Solutions Corp. Class A (a)	42,337	2,650,720
EPAM Systems, Inc. (a)	91,700	2,492,406
IBM Corp.	759	145,052
InterXion Holding N.V. (a)	69,600	1,818,648
Pactera Technology International Ltd. ADR	188,430	1,271,903
ServiceSource International, Inc. (a)	172,880	1,611,242
Teradata Corp. (a)	16,157	811,566
Unisys Corp. (a)	46,500	1,026,255
Virtusa Corp. (a)	34,900	773,384
		21,531,663
TOTAL IT SERVICES		187,343,467
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)(d)	18,094	1,354,155
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	36,700	770,700
		2,124,855
MACHINERY - 0.5%
Industrial Machinery - 0.5%
Airtac International Group	33,170	158,269
Fanuc Corp.	34,900	5,050,969
Mirle Automation Corp.	180,095	131,300
Shin Zu Shing Co. Ltd.	538,000	1,270,951
SMC Corp.	7,800	1,563,710
		8,175,199
MEDIA - 0.1%
Advertising - 0.0%
Dentsu, Inc.	300	10,378
ReachLocal, Inc. (a)	29,209	358,102
		368,480
Cable & Satellite - 0.0%
DIRECTV (a)	281	17,315
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Movies & Entertainment - 0.1%
IMAX Corp. (a)	64,100	$ 1,593,526
TOTAL MEDIA		1,979,321
OFFICE ELECTRONICS - 0.0%
Office Electronics - 0.0%
Xerox Corp.	11,044	100,169
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
China Medical System Holdings Ltd.	1,698,500	1,515,413
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
Acacia Research Corp.	775	17,321
IHS, Inc. Class A (a)	1,850	193,103
		210,424
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Specialized REITs - 0.2%
American Tower Corp.	51,822	3,791,816
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.8%
Semiconductor Equipment - 3.2%
Advanced Energy Industries, Inc. (a)	8,309	144,660
Aixtron AG (a)(d)	399,662	6,705,317
Aixtron AG sponsored ADR (a)	46,892	786,848
Amkor Technology, Inc. (a)(d)	3,396	14,297
Applied Materials, Inc.	173,251	2,583,172
ASM International NV (depositary receipt)	4,759	155,524
ASML Holding NV	11,595	917,165
Entegris, Inc. (a)	92,383	867,476
GCL-Poly Energy Holdings Ltd.	15,504,000	3,338,256
GT Advanced Technologies, Inc. (a)(d)	965,860	4,008,319
ICD Co. Ltd. (a)	11,308	147,487
Lam Research Corp. (a)	4,427	196,293
Nanometrics, Inc. (a)	100,000	1,467,000
Rubicon Technology, Inc. (a)(d)	666,784	5,340,940
Teradyne, Inc. (a)	9,264	162,768
Tessera Technologies, Inc.	734,205	15,271,464
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductor Equipment - continued
Ultratech, Inc. (a)	144,626	$ 5,310,667
Veeco Instruments, Inc. (a)(d)	261,280	9,254,538
		56,672,191
Semiconductors - 9.6%
Advanced Micro Devices, Inc. (a)(d)	2,563	10,457
Alpha & Omega Semiconductor Ltd. (a)	18,356	140,240
Altera Corp.	1,356,973	44,766,539
Analog Devices, Inc.	3,932	177,176
Applied Micro Circuits Corp. (a)	274,457	2,415,222
ARM Holdings PLC sponsored ADR	8	289
Atmel Corp. (a)	26,782	196,848
Avago Technologies Ltd.	47,863	1,789,119
Broadcom Corp. Class A	238,906	8,065,467
Canadian Solar, Inc. (a)	50	550
Cavium, Inc. (a)	211,437	7,478,527
Chipbond Technology Corp.	80,000	196,196
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	136,838	2,647,815
Cirrus Logic, Inc. (a)(d)	7,364	127,839
Cree, Inc. (a)	117,250	7,487,585
Cypress Semiconductor Corp.	420,770	4,514,862
Dialog Semiconductor PLC (a)	7,800	97,650
Diodes, Inc. (a)	792	20,568
Epistar Corp.	43,000	75,756
EZchip Semiconductor Ltd. (a)	72,238	1,949,704
Fairchild Semiconductor International, Inc. (a)	1,104	15,235
Freescale Semiconductor Holdings I Ltd. (a)	146,159	1,980,454
Himax Technologies, Inc. sponsored ADR (d)	314,700	1,642,734
Hittite Microwave Corp. (a)	237	13,746
Infineon Technologies AG	1,969	16,480
Inotera Memories, Inc. (a)	19,305,000	10,080,856
Inphi Corp. (a)	271,351	2,984,861
Intermolecular, Inc. (a)	453,769	3,298,901
International Rectifier Corp. (a)	19,970	418,172
Intersil Corp. Class A	49,517	387,223
JA Solar Holdings Co. Ltd. ADR (a)(d)	18,096	130,291
Linear Technology Corp.	483	17,794
LSI Corp. (a)	246,851	1,762,516
MagnaChip Semiconductor Corp. (a)	137	2,503
Marvell Technology Group Ltd.	1,113	13,033
Maxim Integrated Products, Inc.	47	1,306
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
MediaTek, Inc.	2,950	$ 34,303
Mellanox Technologies Ltd. (a)	110,122	5,451,039
Micron Technology, Inc. (a)	1,460,140	20,923,806
Mindspeed Technologies, Inc. (a)(d)	336,945	1,091,702
Monolithic Power Systems, Inc.	71,851	1,732,328
Novatek Microelectronics Corp.	568,000	2,757,558
NVIDIA Corp.	12,498	175,347
NXP Semiconductors NV (a)	86,934	2,693,215
O2Micro International Ltd. sponsored ADR (a)	30,000	99,000
Omnivision Technologies, Inc. (a)	483,080	9,009,442
ON Semiconductor Corp. (a)	21,470	173,478
Phison Electronics Corp.	119,000	978,762
PMC-Sierra, Inc. (a)	477,490	3,032,062
Power Integrations, Inc.	10,275	416,754
Radiant Opto-Electronics Corp.	5,490	18,007
Rambus, Inc. (a)	102,783	882,906
RDA Microelectronics, Inc. sponsored ADR	32,607	361,286
RF Micro Devices, Inc. (a)	3,531	18,891
Samsung Electronics Co. Ltd.	4	4,699
Semtech Corp. (a)	15,266	534,768
Silicon Laboratories, Inc. (a)	3,200	132,512
Silicon Motion Technology Corp. sponsored ADR	112	1,186
Siliconware Precision Industries Co. Ltd. sponsored ADR	111,400	698,478
Sitronix Technology Corp.	601,000	783,085
SK Hynix, Inc. (a)	620	16,933
Skyworks Solutions, Inc. (a)	8,203	179,564
Spreadtrum Communications, Inc. ADR	159,869	4,196,561
STMicroelectronics NV (NY Shares) unit	2,050	18,430
Texas Instruments, Inc.	5,945	207,302
Trina Solar Ltd. (a)	22,000	131,120
Xilinx, Inc.	226,338	8,965,248
YoungTek Electronics Corp.	77,000	171,625
		170,815,911
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		227,488,102
SOFTWARE - 23.8%
Application Software - 10.1%
Adobe Systems, Inc. (a)	331,334	15,095,577
ANSYS, Inc. (a)	100,511	7,347,354
Aspen Technology, Inc. (a)	242,380	6,978,120
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Autodesk, Inc. (a)	101,974	$ 3,460,998
Blackbaud, Inc.	5,472	178,223
BroadSoft, Inc. (a)	299,037	8,253,421
Citrix Systems, Inc. (a)	163,220	9,847,063
Compuware Corp.	566,675	5,865,086
Comverse, Inc.	622	18,511
Concur Technologies, Inc. (a)	43,197	3,515,372
Descartes Systems Group, Inc. (a)	451,600	5,200,034
Ellie Mae, Inc. (a)	7,003	161,629
Guidewire Software, Inc. (a)	136,633	5,745,418
Informatica Corp. (a)	4,590	160,558
Intuit, Inc.	98,180	5,991,925
Jive Software, Inc. (a)	178,156	3,237,095
Kingdee International Software Group Co. Ltd. (a)	32,829,600	6,095,193
Manhattan Associates, Inc. (a)	8,800	679,008
MicroStrategy, Inc. Class A (a)	36,703	3,191,693
Nuance Communications, Inc. (a)	238,993	4,392,691
Open Text Corp.	300	20,510
Parametric Technology Corp. (a)	214,005	5,249,543
Pegasystems, Inc.	48,940	1,620,893
PROS Holdings, Inc. (a)	19,567	586,032
QLIK Technologies, Inc. (a)	88,939	2,514,306
RealPage, Inc. (a)	9,400	172,396
salesforce.com, Inc. (a)	1,420,453	54,232,896
SAP AG	275	20,081
SAP AG sponsored ADR	2,326	169,403
SolarWinds, Inc. (a)	19,422	753,768
Splunk, Inc. (a)	355	16,458
Synchronoss Technologies, Inc. (a)	28,359	875,442
Synopsys, Inc. (a)	4,807	171,850
TIBCO Software, Inc. (a)	506,231	10,833,343
Ultimate Software Group, Inc. (a)	41,400	4,855,806
Verint Systems, Inc. (a)	17,108	606,821
Workday, Inc. Class A	11,600	743,444
		178,857,961
Home Entertainment Software - 2.3%
Activision Blizzard, Inc.	817,237	11,653,800
Capcom Co. Ltd.	3,100	50,005
Nintendo Co. Ltd.	93,600	11,020,366
Nintendo Co. Ltd. ADR	293,900	4,311,513
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Home Entertainment Software - continued
Perfect World Co. Ltd. sponsored ADR Class B	725,489	$ 12,638,018
Take-Two Interactive Software, Inc. (a)	112,049	1,677,374
		41,351,076
Systems Software - 11.4%
Allot Communications Ltd. (a)	40,900	560,739
BMC Software, Inc. (a)	377	17,018
Check Point Software Technologies Ltd. (a)	40	1,987
CommVault Systems, Inc. (a)	37,566	2,850,884
Fortinet, Inc. (a)	821	14,368
Imperva, Inc. (a)	24,100	1,085,464
Infoblox, Inc. (a)	6,100	178,486
Insyde Software Corp.	393,000	712,042
Microsoft Corp.	1,539,319	53,152,685
NetSuite, Inc. (a)	100,570	9,226,292
Oracle Corp.	3,513,264	107,927,470
Red Hat, Inc. (a)	243,408	11,639,771
ServiceNow, Inc.	96,943	3,915,528
Sourcefire, Inc. (a)	107,351	5,963,348
Symantec Corp.	1,318	29,615
Tableau Software, Inc.	3,200	177,344
Totvs SA	150,700	2,346,931
VMware, Inc. Class A (a)	33,940	2,273,641
		202,073,613
TOTAL SOFTWARE		422,282,650
WIRELESS TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
Clearwire Corp. Class A (a)	915,414	4,558,762
Crown Castle International Corp. (a)	24,234	1,754,299
SBA Communications Corp. Class A (a)	147,899	10,962,274
		17,275,335
TOTAL COMMON STOCKS (Cost $1,430,177,612)		1,734,063,385
Money Market Funds - 4.4%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	48,177,203	$ 48,177,203
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	29,914,023	29,914,023
TOTAL MONEY MARKET FUNDS (Cost $78,091,226)		78,091,226
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $1,508,268,838)		1,812,154,611
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(37,783,372)
NET ASSETS - 100%		$ 1,774,371,239
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $65,918 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 88,833
Fidelity Securities Lending Cash Central Fund	348,160
Total	$ 436,993
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,734,063,385	$ 1,669,793,697	$ 64,269,688	$ -
Money Market Funds	78,091,226	78,091,226	-	-
Total Investments in Securities:	$ 1,812,154,611	$ 1,747,884,923	$ 64,269,688	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 21,019,830
Level 2 to Level 1	$ 0
Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $1,514,449,022. Net unrealized appreciation aggregated $297,705,589, of which $348,100,977 related to appreciated investment securities and $50,395,388 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Materials
Central Fund

June 30, 2013

1.851903.106

MTCIP-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
BUILDING PRODUCTS - 0.0%
Building Products - 0.0%
Aspen Aerogels, Inc. warrants 3/28/23 (a)	2,629,730	$ 26
CHEMICALS - 67.8%
Commodity Chemicals - 9.9%
Axiall Corp.	142,870	6,083,405
Cabot Corp.	154,753	5,790,857
LyondellBasell Industries NV Class A	303,784	20,128,728
Westlake Chemical Corp.	33,590	3,238,412
		35,241,402
Diversified Chemicals - 13.8%
Eastman Chemical Co.	214,117	14,990,331
FMC Corp.	242,777	14,823,964
Lanxess AG	45,930	2,766,840
PPG Industries, Inc.	114,902	16,822,802
		49,403,937
Fertilizers & Agricultural Chemicals - 10.3%
Monsanto Co.	374,433	36,993,979
Industrial Gases - 10.9%
Air Products & Chemicals, Inc.	123,092	11,271,534
Airgas, Inc.	64,914	6,196,690
Praxair, Inc.	185,900	21,408,244
		38,876,468
Specialty Chemicals - 22.9%
Albemarle Corp.	137,804	8,583,811
Ashland, Inc.	129,589	10,820,682
Cytec Industries, Inc.	76,002	5,567,147
Ecolab, Inc.	215,771	18,381,531
Rockwood Holdings, Inc.	110,824	7,096,061
RPM International, Inc.	52,070	1,663,116
Sherwin-Williams Co.	58,515	10,333,749
Sigma Aldrich Corp.	122,091	9,811,233
W.R. Grace & Co. (a)	116,942	9,827,806
		82,085,136
TOTAL CHEMICALS		242,600,922
Common Stocks - continued
	Shares	Value
CONSTRUCTION MATERIALS - 3.8%
Construction Materials - 3.8%
Martin Marietta Materials, Inc. (d)	33,789	$ 3,325,513
Vulcan Materials Co.	211,132	10,220,900
		13,546,413
CONTAINERS & PACKAGING - 10.4%
Metal & Glass Containers - 4.7%
Aptargroup, Inc.	134,513	7,426,463
Ball Corp.	154,677	6,425,283
Silgan Holdings, Inc.	63,734	2,992,949
		16,844,695
Paper Packaging - 5.7%
Graphic Packaging Holding Co. (a)	364,219	2,819,055
MeadWestvaco Corp.	175,140	5,974,025
Rock-Tenn Co. Class A	115,832	11,569,300
		20,362,380
TOTAL CONTAINERS & PACKAGING		37,207,075
METALS & MINING - 9.6%
Diversified Metals & Mining - 1.2%
Copper Mountain Mining Corp. (a)	754,700	1,119,456
First Quantum Minerals Ltd.	112,100	1,662,794
Turquoise Hill Resources Ltd. (a)	253,413	1,503,563
		4,285,813
Gold - 3.5%
Franco-Nevada Corp.	88,600	3,171,808
Goldcorp, Inc.	230,900	5,734,628
Royal Gold, Inc.	80,418	3,383,989
		12,290,425
Steel - 4.9%
Carpenter Technology Corp.	120,667	5,438,462
Commercial Metals Co.	252,464	3,728,893
Haynes International, Inc.	63,566	3,042,904
Reliance Steel & Aluminum Co.	83,020	5,442,791
		17,653,050
TOTAL METALS & MINING		34,229,288
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 1.4%
Coal & Consumable Fuels - 1.4%
Peabody Energy Corp.	350,056	$ 5,124,820
PAPER & FOREST PRODUCTS - 4.6%
Forest Products - 0.7%
Canfor Corp. (a)	149,800	2,649,311
Paper Products - 3.9%
International Paper Co.	313,831	13,905,852
TOTAL PAPER & FOREST PRODUCTS		16,555,163
TOTAL COMMON STOCKS (Cost $281,254,315)		349,263,707
Convertible Bonds - 0.5%
	Principal Amount
BUILDING PRODUCTS - 0.5%
Building Products - 0.5%
Aspen Aerogels, Inc.:
8% 6/1/14 (e)	$ 1,462,172	1,462,172
8% 12/6/14 (e)	142,954	142,954
8% 3/28/16 (e)	67,996	67,996
TOTAL CONVERTIBLE BONDS (Cost $1,673,096)		1,673,122
Money Market Funds - 2.5%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	7,485,449	7,485,449
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	1,592,625	1,592,625
TOTAL MONEY MARKET FUNDS (Cost $9,078,074)		9,078,074
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $292,005,485)		360,014,903
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(2,270,302)
NET ASSETS - 100%		$ 357,744,601
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,673,122 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc.:
8% 6/1/14	6/1/11 - 12/31/12	$ 1,462,172
8% 12/6/14	6/12/12 - 12/31/12	$ 142,954
8% 3/28/16	5/6/13	$ 67,970
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,834
Fidelity Securities Lending Cash Central Fund	87,022
Total	$ 100,856
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 349,263,707	$ 349,263,681	$ -	$ 26
Convertible Bonds	1,673,122	-	-	1,673,122
Money Market Funds	9,078,074	9,078,074	-	-
Total Investments in Securities:	$ 360,014,903	$ 358,341,755	$ -	$ 1,673,148
Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $292,754,434. Net unrealized appreciation aggregated $67,260,469, of which $82,672,760 related to appreciated investment securities and $15,412,291 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Telecom Services
Central Fund

June 30, 2013

1.851904.106

TSCIP-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Symmetricom, Inc. (a)	83,304	$ 374,035
DIVERSIFIED TELECOMMUNICATION SERVICES - 58.2%
Alternative Carriers - 11.3%
Cogent Communications Group, Inc.	151,702	4,270,411
inContact, Inc. (a)	179,446	1,475,046
Iridium Communications, Inc. (a)(d)	233,700	1,813,512
Level 3 Communications, Inc. (a)	413,732	8,721,471
Lumos Networks Corp.	330,325	5,648,558
Premiere Global Services, Inc. (a)	169,105	2,041,097
Towerstream Corp. (a)	530,756	1,353,428
TW telecom, Inc. (a)	177,200	4,986,408
Vonage Holdings Corp. (a)	774,629	2,192,200
		32,502,131
Integrated Telecommunication Services - 46.9%
AT&T, Inc.	704,532	24,940,433
Atlantic Tele-Network, Inc.	93,000	4,618,380
Cbeyond, Inc. (a)	68,900	540,176
CenturyLink, Inc.	401,255	14,184,364
Cincinnati Bell, Inc. (a)	546,900	1,673,514
Consolidated Communications Holdings, Inc.	37,900	659,839
Frontier Communications Corp. (d)	1,815,353	7,352,180
General Communications, Inc. Class A (a)	538,840	4,219,117
Hawaiian Telcom Holdco, Inc. (a)	30,235	760,713
IDT Corp. Class B	76,081	1,421,954
Koninklijke KPN NV	439,201	912,983
Telefonica Brasil SA sponsored ADR	61,360	1,400,235
Verizon Communications, Inc.	1,391,042	70,025,052
Windstream Corp. (d)	228,672	1,763,061
		134,472,001
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		166,974,132
ELECTRONIC EQUIPMENT & COMPONENTS - 0.0%
Electronic Manufacturing Services - 0.0%
Flextronics International Ltd. (a)	1,900	14,706
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - 0.9%
Internet Software & Services - 0.9%
Rackspace Hosting, Inc. (a)	61,300	$ 2,322,657
Velti PLC (a)	98,463	137,848
		2,460,505
MEDIA - 2.9%
Cable & Satellite - 2.9%
Cablevision Systems Corp. - NY Group Class A	150	2,523
Comcast Corp. Class A	84,950	3,557,706
DISH Network Corp. Class A	41,100	1,747,572
Liberty Global PLC:
Class A (a)	19,982	1,480,267
Class C (a)	21,300	1,446,057
		8,234,125
REAL ESTATE INVESTMENT TRUSTS - 6.7%
Specialized REITs - 6.7%
American Tower Corp.	263,650	19,291,271
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
Semiconductors - 0.7%
Broadcom Corp. Class A	63,469	2,142,713
SOFTWARE - 0.4%
Application Software - 0.4%
Synchronoss Technologies, Inc. (a)	36,530	1,127,681
WIRELESS TELECOMMUNICATION SERVICES - 27.8%
Wireless Telecommunication Services - 27.8%
Boingo Wireless, Inc. (a)	181,339	1,126,115
Clearwire Corp. Class A (a)	1,335,769	6,652,130
Crown Castle International Corp. (a)	169,533	12,272,494
Leap Wireless International, Inc. (a)(d)	185,400	1,247,742
Millicom International Cellular SA (depository receipt)	18,000	1,296,700
Mobile TeleSystems OJSC sponsored ADR (d)	40,200	761,388
NII Holdings, Inc. (a)(d)	474,766	3,166,689
NTELOS Holdings Corp.	27,552	453,506
SBA Communications Corp. Class A (a)	215,476	15,971,081
Shenandoah Telecommunications Co.	27,874	464,938
Sprint Nextel Corp. (a)	1,515,437	10,638,368
T-Mobile US, Inc. (a)	329,875	8,184,199
Telephone & Data Systems, Inc.	251,098	6,189,566
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
U.S. Cellular Corp.	53,900	$ 1,977,591
Vodafone Group PLC sponsored ADR	324,372	9,322,451
		79,724,958
TOTAL COMMON STOCKS (Cost $222,034,715)		280,344,126
Money Market Funds - 6.0%

Fidelity Cash Central Fund, 0.13% (b)	6,080,848	6,080,848
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	11,126,476	11,126,476
TOTAL MONEY MARKET FUNDS (Cost $17,207,324)		17,207,324
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $239,242,039)		297,551,450
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(10,527,723)
NET ASSETS - 100%		$ 287,023,727
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,058
Fidelity Securities Lending Cash Central Fund	194,251
Total	$ 206,309
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $239,457,278. Net unrealized appreciation aggregated $58,094,172, of which $68,897,442 related to appreciated investment securities and $10,803,270 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Utilities
Central Fund

June 30, 2013

1.851905.106

UTCIP-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
ELECTRIC UTILITIES - 38.5%
Electric Utilities - 38.5%
American Electric Power Co., Inc.	352,758	$ 15,796,503
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	44,500	399,165
Duke Energy Corp.	640,799	43,253,933
EDF SA	41,300	958,777
Edison International	357,988	17,240,702
Entergy Corp.	1,000	69,680
FirstEnergy Corp.	268,320	10,019,069
ITC Holdings Corp.	58,986	5,385,422
NextEra Energy, Inc.	83,000	6,762,840
OGE Energy Corp.	267,083	18,215,061
PPL Corp.	882,519	26,705,025
		144,806,177
GAS UTILITIES - 2.8%
Gas Utilities - 2.8%
National Fuel Gas Co.	52,931	3,067,351
Questar Corp.	311,403	7,426,962
		10,494,313
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 12.4%
Independent Power Producers & Energy Traders - 12.4%
Calpine Corp. (a)	645,222	13,698,063
NRG Energy, Inc.	758,428	20,250,028
The AES Corp.	1,049,703	12,585,939
		46,534,030
MULTI-UTILITIES - 32.8%
Multi-Utilities - 32.8%
Ameren Corp.	489,805	16,868,884
CenterPoint Energy, Inc.	1,093,458	25,685,328
Dominion Resources, Inc.	212,200	12,057,204
NiSource, Inc.	490,726	14,054,393
PG&E Corp.	605,319	27,681,238
Sempra Energy	331,215	27,080,138
		123,427,185
OIL, GAS & CONSUMABLE FUELS - 13.1%
Oil & Gas Exploration & Production - 2.8%
Energen Corp.	205,013	10,713,979
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - 10.3%
Cheniere Energy, Inc. (a)	191,387	$ 5,312,903
Enbridge, Inc.	257,400	10,820,247
Spectra Energy Corp.	190,000	6,547,400
The Williams Companies, Inc.	225,352	7,317,179
TransCanada Corp. (d)	199,900	8,606,515
		38,604,244
TOTAL OIL, GAS & CONSUMABLE FUELS		49,318,223
TOTAL COMMON STOCKS (Cost $337,906,098)		374,579,928
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 0.13% (b)	411,366	411,366
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	8,984,850	8,984,850
TOTAL MONEY MARKET FUNDS (Cost $9,396,216)		9,396,216
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $347,302,314)		383,976,144
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(7,916,812)
NET ASSETS - 100%		$ 376,059,332
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,637
Fidelity Securities Lending Cash Central Fund	17,437
Total	$ 23,074
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $347,500,121. Net unrealized appreciation aggregated $36,476,023, of which $40,989,506 related to appreciated investment securities and $4,513,483 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2013